Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.500%, 08/15/2026	$35,000,000	$35,880,469
2.875%, 08/15/2028	13,700,000	15,133,683
Total U.S. Treasury Securities (Cost $50,892,046)		51,014,152	2.3%

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2023 (Insured by BAM)	1,050,000	1,114,927
4.000%, 11/01/2024 (Insured by BAM)	185,000	204,001
4.000%, 11/01/2025 (Insured by BAM)	225,000	253,594
4.000%, 11/01/2026 (Insured by BAM)	250,000	286,726
4.000%, 11/01/2027 (Insured by BAM)	375,000	436,293
4.000%, 11/01/2028 (Insured by BAM)	170,000	201,393
Alabama Housing Finance Authority,
1.500%, 11/01/2022 (Mandatory Tender Date 05/01/2022) (1)	775,000	780,208
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	707,442
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	395,000	401,947
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM)	190,000	213,983
5.000%, 07/01/2025 (Insured by BAM)	500,000	583,237
5.000%, 07/01/2026 (Insured by BAM)	450,000	541,359
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	479,987
5.000%, 05/01/2026	500,000	596,084
Black Belt Energy Gas District,
0.955%, 12/01/2048 (1 Month LIBOR USD + 0.900%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,730,000	1,740,322
Chilton County Health Care Authority:
3.000%, 11/01/2021	560,000	561,017
5.000%, 11/01/2024	825,000	930,236
Choctaw County School,
2.000%, 03/01/2024 (Insured by BAM)	1,230,000	1,272,926
City of Hartselle AL:
2.000%, 06/01/2024 (Insured by BAM)	120,000	123,808
2.000%, 06/01/2025 (Insured by BAM)	225,000	233,552
2.000%, 06/01/2026 (Insured by BAM)	225,000	234,235
2.000%, 06/01/2027 (Insured by BAM)	860,000	895,383
City of Opelika AL,
3.000%, 10/01/2022	445,000	456,990
City of Phenix AL:
3.000%, 08/15/2022 (Insured by BAM)	500,000	510,141
3.000%, 08/15/2023 (Insured by BAM)	100,000	104,256
2.000%, 04/01/2027	2,110,000	2,186,941
Columbia Industrial Development Board,
0.040%, 12/01/2037 (Optional Put Date 10/01/2021) (1)	2,000,000	2,000,000
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	690,617
County of Morgan AL:
3.000%, 04/01/2022	135,000	136,403
4.000%, 04/01/2023	210,000	221,167
4.000%, 04/01/2024	220,000	239,636
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	287,835
Eutaw Industrial Development Board,
0.040%, 06/01/2028 (Optional Put Date 10/01/2021) (1)	800,000	800,000
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	25,381
4.000%, 03/01/2023 (Insured by BAM)	100,000	105,143
5.000%, 03/01/2024 (Insured by BAM)	140,000	155,457
Industrial Development Board of the City of Mobile Alabama,
0.040%, 06/01/2034 (Optional Put Date 10/01/2021) (1)	2,900,000	2,900,000
Jacksonville State University,
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by AGM)	890,000	992,921
Lauderdale County Agriculture Center Authority:
2.000%, 07/01/2022	450,000	453,227
5.000%, 07/01/2024	495,000	553,582
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	546,359
5.000%, 07/01/2026 (Callable 07/01/2024)	545,000	605,287
5.000%, 07/01/2027 (Callable 07/01/2024)	570,000	630,088
5.000%, 07/01/2028 (Callable 07/01/2024)	600,000	660,217
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	384,835
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	930,487
Morgan County Board of Education,
2.500%, 03/01/2025 (Pre-refunded to 03/01/2022)	1,165,000	1,176,075
Pickens County Water Authority:
3.000%, 01/01/2022 (Insured by BAM)	145,000	145,805
3.000%, 01/01/2023 (Insured by BAM)	155,000	159,167
3.000%, 01/01/2024 (Insured by BAM)	100,000	105,508
3.000%, 01/01/2025 (Insured by BAM)	160,000	172,160
Selma Industrial Development Board,
2.000%, 11/01/2033 (Mandatory Tender Date 10/01/2024) (1)	750,000	781,182
Southeast Alabama Gas Supply District:
0.700%, 04/01/2049 (SIFMA Municipal Swap Index + 0.650%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	2,000,000	2,009,859
0.955%, 04/01/2049 (1 Month LIBOR USD + 0.900%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	750,000	755,115
Tallassee Board of Education:
4.000%, 08/01/2027 (Insured by AGM)	360,000	419,892
4.000%, 08/01/2028 (Insured by AGM)	405,000	479,864
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	825,000	883,633
Vestavia Hills Board of Education,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,250,000	1,472,587
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	760,000	769,445
Wilsonville Industrial Development Board,
0.030%, 01/01/2024 (Optional Put Date 10/01/2021) (1)	7,715,000	7,715,000
Total Alabama (Cost $46,066,367)		46,414,922	2.1%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	7,910,000	8,784,056
4.000%, 12/01/2048 (Callable 06/01/2027)	1,075,000	1,183,367
Alaska Industrial Development & Export Authority:
5.000%, 10/01/2022	550,000	574,748
5.000%, 10/01/2023	600,000	653,023
Alaska Municipal Bond Bank Authority,
5.000%, 12/01/2030 (Callable 06/01/2026)	1,450,000	1,715,230
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,590,000	6,487,098
City of Valdez AK,
0.080%, 05/01/2031 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	16,400,000	16,400,000
University of Alaska:
5.000%, 10/01/2024	800,000	903,193
4.000%, 10/01/2025	330,000	370,150
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,484,323
5.000%, 10/01/2026	865,000	1,035,846
Total Alaska (Cost $38,893,563)		39,591,034	1.8%

Arizona
Arizona Health Facilities Authority:
5.000%, 12/01/2025 (Callable 12/01/2024)	1,450,000	1,653,458
1.900%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	200,000	202,226
Arizona Industrial Development Authority:
2.500%, 05/01/2022 (Insured by AGM) (3)	1,539,044	1,540,863
4.000%, 05/01/2022	300,000	302,155
3.000%, 07/01/2022 (3)	25,000	25,348
5.000%, 02/01/2023	1,000,000	1,061,132
4.000%, 08/01/2023 (3)	520,000	539,961
5.000%, 05/01/2025	405,000	433,706
5.000%, 07/01/2027 (Callable 07/01/2026)	165,000	191,856
5.000%, 07/01/2028 (Callable 07/01/2026)	170,000	196,428
4.625%, 08/01/2028 (3)	375,000	428,495
5.000%, 07/01/2029 (Callable 07/01/2026)	160,000	184,046
5.000%, 07/01/2030 (Callable 07/01/2026)	190,000	217,547
5.000%, 07/01/2031 (Callable 07/01/2026)	195,000	222,580
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	916,261
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	265,000	274,629
City of Tucson AZ,
5.000%, 07/01/2026 (Insured by AGM)	500,000	592,504
Glendale Industrial Development Authority:
5.250%, 05/15/2022	550,000	566,751
4.000%, 05/15/2025 (Callable 05/15/2024)	320,000	347,448
4.000%, 05/15/2026 (Callable 05/15/2024)	205,000	221,642
Industrial Development Authority of the County of Pima:
4.000%, 07/01/2022	105,000	107,482
4.000%, 07/01/2023	265,000	279,437
4.000%, 09/01/2029 (Callable 03/01/2023)	700,000	730,328
Maricopa County Industrial Development Authority:
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	146,736
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,050,000	1,197,207
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	3,011,344
Santa Cruz County Jail District,
5.000%, 07/01/2029 (Callable 07/01/2027)(Insured by AGM)	150,000	179,432
Tempe Industrial Development Authority,
6.250%, 12/01/2042	1,150,000	1,160,971
Total Arizona (Cost $16,676,244)		16,931,973	0.7%

Arkansas
Arkansas Development Finance Authority:
4.000%, 07/01/2023	110,000	114,705
4.000%, 07/01/2024	100,000	106,194
4.000%, 07/01/2025	140,000	150,761
4.000%, 07/01/2026	190,000	207,056
4.000%, 07/01/2027	225,000	247,411
4.000%, 07/01/2028	230,000	254,686
Arkansas Technical University:
3.000%, 05/01/2024	165,000	175,086
3.000%, 05/01/2025	220,000	237,607
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	210,542
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,099,915
5.000%, 06/01/2025	1,385,000	1,567,456
5.000%, 06/01/2026	850,000	985,692
City of Bentonville AR,
1.050%, 11/01/2046 (Callable 11/01/2028)	3,750,000	3,730,839
City of Brookland AR,
1.500%, 09/01/2046 (Callable 09/01/2026)	1,000,000	982,042
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	35,856
City of Elkins AR:
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	500,000	493,625
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	550,000	543,376
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	2,500,000	2,515,894
3.050%, 01/01/2047 (Callable 01/01/2027)	555,000	567,378
City of Forrest City AR,
1.550%, 11/01/2044 (Callable 11/01/2029)	1,000,000	986,443
City of Heber Springs AR:
3.000%, 11/01/2021 (Insured by BAM)	55,000	55,106
3.000%, 11/01/2022 (Insured by BAM)	50,000	51,360
3.000%, 11/01/2023 (Insured by BAM)	40,000	42,053
3.000%, 11/01/2023 (Insured by BAM)	185,000	194,493
3.000%, 11/01/2024 (Insured by BAM)	115,000	123,387
3.000%, 11/01/2025 (Insured by BAM)	125,000	135,991
3.000%, 11/01/2026 (Insured by BAM)	105,000	115,409
City of Hot Springs AR:
3.000%, 10/01/2023 (Insured by BAM)	510,000	534,473
3.000%, 10/01/2024 (Insured by BAM)	1,110,000	1,185,111
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	273,551
City of Little Rock AR:
3.000%, 10/01/2021	100,000	100,000
5.000%, 12/01/2022 (Insured by BAM)	150,000	158,245
City of Lonoke AR,
5.000%, 06/01/2023	160,000	172,047
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	155,000	155,124
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	115,000	115,882
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	405,000	409,484
City of Mountain Home AR:
3.000%, 09/01/2025	500,000	541,876
3.000%, 09/01/2026	865,000	949,023
3.000%, 09/01/2027	940,000	1,039,056
3.000%, 09/01/2028	665,000	739,286
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)(Insured by BAM)	885,000	882,233
City of North Little Rock AR:
5.000%, 11/01/2021	310,000	311,053
5.000%, 11/01/2024	305,000	345,300
5.000%, 11/01/2025	510,000	596,999
5.000%, 11/01/2026	535,000	646,171
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	455,000	476,041
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,290,000	1,348,740
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	170,000	174,676
City of Springdale AR:
5.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	150,000	157,661
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	495,000	505,174
Conway Health Facilities Board:
5.000%, 08/01/2023	500,000	539,528
5.000%, 08/01/2024	410,000	458,914
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,525,000	1,572,712
County of Pulaski AR,
5.000%, 03/01/2031 (Callable 09/01/2026)	760,000	904,901
Dumas Arkansas School District No. 6:
1.400%, 02/01/2022 (Insured by ST AID)	235,000	235,870
1.450%, 02/01/2023 (Callable 08/01/2022)(Insured by ST AID)	245,000	247,233
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	245,000	246,953
Jackson County Special School District,
1.500%, 02/01/2022 (Insured by ST AID)	175,000	175,705
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	102,537
National Park College District:
3.000%, 05/01/2022	115,000	116,556
3.000%, 05/01/2023	65,000	67,437
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	375,000	386,915
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	487,430
4.000%, 03/01/2023 (Insured by AGM)	235,000	247,120
4.000%, 03/01/2024 (Insured by AGM)	245,000	265,874
4.000%, 03/01/2024 (Insured by AGM)	175,000	189,910
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST AID)	250,000	252,240
2.000%, 04/01/2024 (Insured by ST AID)	130,000	135,130
Total Arkansas (Cost $33,892,613)		34,380,534	1.5%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	103,963
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	13,068,000	13,175,443
Anaheim Public Financing Authority:
0.000%, 09/01/2023 (Insured by AGM)	6,655,000	6,600,739
5.000%, 09/01/2025	1,595,000	1,828,477
5.000%, 09/01/2026	990,000	1,161,112
Bay Area Toll Authority:
0.950%, 04/01/2045 (SIFMA Municipal Swap Index + 0.900%)(Callable 11/01/2022)(Mandatory Tender Date 05/01/2023) (2)	255,000	256,761
1.150%, 04/01/2045	5,500,000	5,597,240
Beaumont Unified School District,
7.200%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	160,000	209,878
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	3,910,000	4,083,249
California Infrastructure & Economic Development Bank:
0.750%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	5,550,000	5,639,615
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,050,000	1,090,623
California Municipal Finance Authority:
1.150%, 12/15/2021 (Callable 11/01/2021)(Insured by ST AID) (3)	1,000,000	999,998
5.000%, 08/01/2022	400,000	409,859
5.000%, 08/01/2022	640,000	659,250
5.000%, 08/01/2023	670,000	713,299
5.000%, 08/01/2027	1,100,000	1,237,617
California Public Finance Authority:
4.000%, 10/15/2021	215,000	215,225
4.000%, 10/15/2022	245,000	253,521
2.125%, 11/15/2027 (Callable 05/15/2023) (3)	3,145,000	3,172,183
California State Public Works Board,
5.000%, 11/01/2038 (Callable 11/01/2023)	2,500,000	2,732,445
California Statewide Communities Development Authority:
3.500%, 11/01/2021 (Insured by CA MTG)	5,000	5,005
3.000%, 07/01/2026 (Callable 11/01/2021)(Insured by CA MTG)	625,000	626,109
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (7)	775,000	948,700
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	370,000	154,252
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	68,290
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	810,000	816,913
City of Redding CA,
0.180%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	15,000	15,000
Corona-Norco Unified School District,
5.250%, 08/01/2024 (7)	30,000	34,105
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,205,000	2,418,082
Emery Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	505,000	192,547
Fresno Unified School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	100,000	56,472
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	645,000	339,824
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	196,768
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	68,828
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	1,065,000	455,966
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	225,358
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	260,062
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	300,326
0.000%, 08/01/2044 (Callable 08/01/2023)	1,140,000	272,129
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	54,138
Indio Finance Authority,
3.550%, 09/02/2029 (Callable 03/02/2024) (3)	6,056,000	6,312,577
Kern Community College District,
0.000%, 08/01/2023	2,000,000	1,990,334
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	29,955
Los Angeles County Development Authority,
0.300%, 02/01/2025 (Callable 02/01/2023)(Mandatory Tender Date 02/01/2024) (1)	2,070,000	2,064,152
Mizuho Floater/Residual Trust:
0.300%, 03/01/2036 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)	1,000,000	1,000,000
0.300%, 12/01/2036 (Callable 11/01/2021)(Optional Put Date 11/04/2021) (1)(3)	8,964,000	8,964,000
0.300%, 05/01/2049 (Optional Put Date 11/04/2021) (1)(3)	12,100,000	12,100,000
Modesto Irrigation District,
0.660%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 11/01/2021)(Insured by NATL) (2)	4,250,000	4,247,733
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	170,000	60,850
Oakland California University School District,
5.000%, 08/01/2029 (Callable 08/01/2026)	395,000	473,010
Oro Grande Elementary School District,
4.000%, 09/15/2022	1,975,000	2,021,906
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	141,472
0.000%, 08/01/2036 (Callable 08/01/2023)	1,040,000	469,542
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	169,044
0.000%, 08/01/2038 (Callable 08/01/2023)	250,000	98,962
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	155,637
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	54,280
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	30,064
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	302,408
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)	495,000	285,452
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)	700,000	375,657
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)	735,000	340,013
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	350,744
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	103,444
5.000%, 07/01/2025 (Callable 07/01/2022)	170,000	175,522
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	803,995
0.000%, 07/01/2026 (Insured by AGM)	300,000	284,587
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	270,000	261,361
San Mateo Union High School District,
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (7)	480,000	549,742
San Ysidro School District,
0.000%, 08/01/2024 (Insured by NATL)	1,625,000	1,592,545
State of California,
3.000%, 03/01/2029 (Callable 03/01/2025)	1,500,000	1,609,123
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	300,000	48,084
Tender Option Bond Trust:
0.210%, 07/01/2022 (Optional Put Date 10/07/2021) (1)(3)	4,481,000	4,481,000
0.210%, 12/15/2038 (1)(3)	4,815,000	4,815,000
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	13,000,000	13,180,905
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	275,000	133,167
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	38,452
University of California,
5.000%, 05/15/2025	1,000,000	1,141,257
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	543,854
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	302,597
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	1,625,000	1,667,369
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,379,959
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	315,000	136,939
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	620,000	234,695
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	2,275,000	403,683
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	480,000	57,813
Total California (Cost $135,036,048)		135,632,256	6.0%

Colorado
Arapahoe County School District No. 5,
5.000%, 12/15/2030 (Callable 12/15/2025)(Insured by ST AID)	590,000	695,564
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	339,567
5.000%, 12/01/2025 (Insured by BAM)	315,000	366,696
City & County of Denver CO,
5.000%, 11/15/2031 (Mandatory Tender Date 11/15/2022) (1)	3,275,000	3,444,404
Colorado Educational & Cultural Facilities Authority:
4.000%, 11/01/2021	50,000	50,136
4.000%, 12/01/2021	100,000	100,573
5.000%, 12/01/2021	80,000	80,584
4.000%, 03/01/2022	45,000	45,663
5.000%, 12/01/2022	200,000	210,560
4.000%, 04/01/2023	65,000	67,312
5.000%, 10/01/2023	1,360,000	1,479,617
5.250%, 03/01/2025 (Insured by NATL)	1,950,000	2,195,776
4.000%, 12/15/2025	790,000	824,100
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	749,002
0.020%, 02/01/2038 (Optional Put Date 10/01/2021) (1)	2,215,000	2,215,000
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	3,000,000	2,995,089
5.000%, 10/01/2023	300,000	327,327
5.000%, 12/01/2023 (Pre-refunded to 12/01/2022)	1,000,000	1,055,505
5.000%, 05/15/2025 (Pre-refunded to 05/15/2023)	320,000	343,385
5.000%, 10/01/2025	350,000	407,327
5.000%, 12/01/2025 (Pre-refunded to 12/01/2022)	1,600,000	1,688,808
5.000%, 10/01/2026	425,000	508,024
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,574,076
5.000%, 12/01/2027 (Pre-refunded to 12/01/2022)	300,000	316,652
5.000%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,160,874
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	195,000	214,585
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	2,165,000	2,220,896
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,080,000	1,176,003
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	195,000	230,716
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	5,525,000	6,295,923
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	60,313
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	305,000	328,971
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	835,000	926,461
1.650%, 10/01/2057 (Mandatory Tender Date 04/01/2023) (1)	2,415,000	2,455,486
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	555,000	563,786
Crystal Valley Metropolitan District No. 2,
5.000%, 12/01/2027 (Insured by AGM)	275,000	338,834
Denver City & County Housing Authority:
0.650%, 02/01/2025	245,000	243,874
0.700%, 08/01/2025	245,000	243,019
0.750%, 02/01/2026	245,000	242,236
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	255,000	270,885
E-470 Public Highway Authority:
0.000%, 09/01/2022 (Insured by NATL)	30,000	29,918
0.383%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)	4,525,000	4,529,789
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	3,600,000	3,646,513
Garfield Pitkin & Eagle Counties School District No. Re-1,
5.000%, 12/15/2028 (Pre-refunded to 12/15/2025)(Insured by ST AID)	665,000	790,661
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	436,731
4.000%, 12/01/2024 (Insured by NATL)	225,000	248,039
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	161,330
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	650,000	564,973
Regional Transportation District,
5.000%, 06/01/2033 (Callable 06/01/2023)	225,000	240,272
Sand Creek Metropolitan District:
4.000%, 12/01/2022 (Insured by AGM)	285,000	296,624
4.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,074,413
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	78,000	78,895
3.000%, 12/01/2022	95,000	96,086
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	32,841
Tender Option Bond Trust,
0.080%, 05/15/2029 (Optional Put Date 10/07/2021) (1)(3)	2,175,000	2,175,000
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)(Insured by AGM)	125,000	145,293
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	156,726
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	185,260
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	224,264
Total Colorado (Cost $53,245,597)		54,167,237	2.4%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	253,871
5.000%, 02/15/2023 (6)	550,000	581,054
5.000%, 02/01/2024 (Insured by BAM)	475,000	525,955
5.000%, 02/15/2024 (6)	425,000	467,167
5.000%, 02/15/2025 (6)	725,000	825,152
5.000%, 02/15/2026 (6)	1,000,000	1,172,018
5.000%, 02/15/2027 (6)	880,000	1,057,712
City of Hartford CT,
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,023,696
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	541,625
City of West Haven CT:
4.000%, 09/15/2025	250,000	281,184
4.000%, 09/15/2026	250,000	286,184
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	60,000	62,069
4.000%, 11/15/2045 (Callable 11/15/2027)	150,000	164,021
4.000%, 05/15/2049 (Callable 11/15/2028)	1,340,000	1,502,233
1.625%, 11/15/2059 (Callable 11/01/2021)(Mandatory Tender Date 11/15/2022) (1)	1,655,000	1,656,563
Connecticut Municipal Electric Energy Cooperative,
5.000%, 01/01/2030 (Callable 01/01/2022)	530,000	535,846
Connecticut State Health & Educational Facilities Authority:
4.000%, 11/01/2021	100,000	100,287
5.000%, 07/01/2022	1,300,000	1,344,271
5.000%, 07/01/2023	825,000	890,167
5.000%, 07/01/2023 (6)	170,000	178,952
5.000%, 07/01/2024	965,000	1,079,767
5.000%, 07/01/2025 (6)	460,000	518,600
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	450,000	453,894
5.000%, 11/01/2026 (Pre-refunded to 11/01/2022)	445,000	467,975
5.000%, 07/01/2027 (6)	210,000	248,564
5.000%, 07/01/2028 (Callable 07/01/2024)	685,000	764,478
5.000%, 07/01/2028 (6)	300,000	361,844
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2022	500,000	525,748
5.000%, 11/15/2023	400,000	437,674
5.000%, 11/15/2023	850,000	930,057
5.000%, 11/15/2024	450,000	509,363
5.000%, 11/15/2024	225,000	254,682
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 11/01/2021)(Insured by ST AID)	85,000	85,246
State of Connecticut:
1.000%, 03/01/2024 (SIFMA Municipal Swap Index + 0.950%) (2)	210,000	212,616
5.000%, 10/01/2026	1,040,000	1,261,255
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,098,020
5.000%, 08/01/2028 (Callable 08/01/2025)	1,515,000	1,762,712
Town of Hamden CT:
5.000%, 08/01/2022 (Insured by BAM)	285,000	296,052
5.000%, 08/01/2023 (Insured by BAM)	150,000	162,661
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	295,212
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	317,990
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	797,125
Total Connecticut (Cost $25,842,952)		26,291,562	1.2%

Delaware
City of Wilmington DE,
5.000%, 11/01/2029	780,000	918,216
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	261,654
5.000%, 10/01/2025 (Insured by BAM)	140,000	164,620
Delaware State Economic Development Authority:
5.000%, 10/01/2028 (Callable 10/01/2024)(Insured by AGM)	1,000,000	1,112,779
5.000%, 10/01/2029 (Callable 10/01/2022)	1,000,000	1,031,049
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	117,748	121,164
Total Delaware (Cost $3,581,438)		3,609,482	0.2%

District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	573,999
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	326,927
4.000%, 12/01/2028 (Callable 12/01/2022)	330,000	342,685
3.000%, 06/01/2030	1,205,000	1,232,803
District of Columbia Housing Finance Agency:
1.250%, 03/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FNMA) (1)	1,700,000	1,706,348
3.500%, 06/15/2023	195,000	199,869
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	1,200,000	1,210,840
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)	2,800,000	2,800,000
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)	2,260,000	2,310,563
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	180,000	181,719
Metropolitan Washington Airports Authority,
5.000%, 10/01/2028 (Callable 10/01/2026)	500,000	601,366
Total District of Columbia (Cost $11,403,743)		11,487,119	0.5%

Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	250,000	264,120
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	245,000	252,754
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	65,000	71,124
City of Auburndale FL,
5.250%, 12/01/2023	1,010,000	1,115,904
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	130,408
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	105,028
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,419,193
0.050%, 08/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	6,000,000	6,000,000
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	100,000	120,069
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	99,023
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	1,000,000	1,180,745
City of Port St. Lucie FL,
5.250%, 09/01/2022 (Insured by NATL)	100,000	104,483
City of Tallahassee FL:
5.000%, 12/01/2022	475,000	500,309
5.000%, 12/01/2024	200,000	227,860
5.000%, 12/01/2025	500,000	588,096
City of West Palm Beach FL,
0.070%, 10/01/2038 (Callable 10/06/2021)(Optional Put Date 10/07/2021)(Insured by AGC) (1)	3,690,000	3,690,000
County of Brevard FL,
5.000%, 07/01/2031 (Callable 07/01/2027)	550,000	669,073
County of Broward FL:
5.000%, 09/01/2025 (Callable 09/01/2023)	1,540,000	1,675,825
5.000%, 09/01/2026 (Callable 09/01/2023)	1,045,000	1,135,061
5.000%, 09/01/2027 (Callable 09/01/2023)	1,525,000	1,655,780
4.000%, 10/01/2042 (Callable 10/01/2022)	300,000	309,832
County of Escambia FL,
0.050%, 07/01/2022 (Optional Put Date 10/01/2021) (1)	1,000,000	1,000,000
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	200,000	198,336
5.000%, 10/01/2027 (Callable 10/01/2025)	500,000	586,414
0.000%, 10/01/2028 (ETM)(Insured by NATL)	40,000	36,841
County of St. Lucie FL,
0.030%, 09/01/2028 (Optional Put Date 10/01/2021) (1)	8,000,000	8,000,000
Florida Department of Environmental Protection,
5.000%, 07/01/2025	525,000	613,037
Florida Development Finance Corp.:
5.000%, 04/01/2022	155,000	158,517
5.000%, 04/01/2023	275,000	293,708
4.000%, 06/15/2024 (3)	860,000	930,045
2.625%, 12/15/2024 (3)	310,000	316,051
5.000%, 04/01/2025	200,000	228,753
5.250%, 02/01/2026 (Callable 08/01/2023)	100,000	105,521
1.750%, 06/01/2026 (Callable 03/01/2023) (3)	1,025,000	1,021,346
5.000%, 06/15/2026 (3)	370,000	433,107
2.375%, 06/01/2027 (Callable 06/01/2023) (3)	830,000	822,378
5.000%, 06/15/2027 (3)	390,000	466,605
3.000%, 07/01/2031 (3)(6)	525,000	533,429
4.000%, 07/01/2051 (Callable 07/01/2031) (3)	400,000	416,025
Florida Gulf Coast University Financing Corp.:
5.000%, 02/01/2023	240,000	254,664
5.000%, 02/01/2024	250,000	275,467
5.000%, 02/01/2027	270,000	326,061
Florida Higher Educational Facilities Financial Authority:
5.000%, 04/01/2028 (Callable 04/01/2026)	485,000	567,608
5.000%, 11/01/2032 (Callable 11/01/2026)	965,000	1,126,341
Florida Housing Finance Corp.:
1.450%, 03/01/2023 (Mandatory Tender Date 03/01/2022) (1)	100,000	100,459
4.350%, 01/01/2046 (Callable 01/01/2024)	50,000	51,042
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	70,000	73,932
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	170,000	183,900
Florida Municipal Loan Council:
0.000%, 04/01/2022 (Insured by NATL)	295,000	293,433
4.000%, 12/01/2022 (Insured by AGM)	155,000	161,506
0.000%, 04/01/2023 (Insured by NATL)	265,000	260,273
5.000%, 12/01/2023 (Insured by AGM)	160,000	175,553
5.000%, 12/01/2024 (Insured by AGM)	85,000	96,783
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	585,000
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	263,832
Highlands County Health Facilities Authority,
0.050%, 11/15/2035 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	9,800,000	9,800,000
Hillsborough County Industrial Development Authority,
3.500%, 10/01/2028 (Callable 10/01/2023)	405,000	422,349
Hollywood Beach Community Development District I,
5.000%, 10/01/2027	545,000	668,570
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	665,000	706,392
5.000%, 03/01/2024	820,000	905,731
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	164,294
5.000%, 10/01/2023	210,000	230,011
0.060%, 10/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	7,000,000	7,000,000
Lee County School Board,
5.000%, 08/01/2023	190,000	206,511
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Pre-refunded to 11/15/2022)	735,000	766,144
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	153,396
5.000%, 04/01/2023	150,000	160,181
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2022	385,000	388,991
0.050%, 05/01/2046 (1)	14,000,000	14,000,000
Orange County Convention Center:
5.000%, 10/01/2028 (Callable 10/01/2025)	50,000	58,312
5.000%, 10/01/2029 (Callable 10/01/2025)	2,005,000	2,334,650
Orange County Health Facilities Authority:
6.250%, 10/01/2021 (ETM)(Insured by NATL)	40,000	40,000
4.000%, 08/01/2024	25,000	27,380
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,221,461
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	200,000	208,533
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	200,000	222,110
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	265,000	259,286
Palm Beach County Health Facilities Authority:
5.000%, 11/15/2022	220,000	231,185
5.000%, 12/01/2031 (Pre-refunded to 12/01/2024)	1,250,000	1,431,977
Pinellas County Housing Authority,
1.000%, 11/01/2027	3,325,000	3,329,935
Putnam County Development Authority,
0.030%, 09/01/2024 (Optional Put Date 10/01/2021) (1)	4,400,000	4,400,000
Reedy Creek Improvement District,
5.000%, 10/01/2024 (Callable 10/01/2023)	145,000	158,299
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	130,000	143,553
School Board of Miami-Dade County,
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	805,000	897,479
Seminole County Industrial Development Authority:
4.000%, 06/15/2024 (3)	130,000	139,057
4.000%, 06/15/2025 (3)	100,000	108,844
4.000%, 06/15/2026 (3)	155,000	171,099
4.000%, 06/15/2027 (3)	240,000	268,188
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 11/01/2021)	105,000	105,388
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,238,327
UCF Convocation Corp.:
5.000%, 10/01/2028 (Callable 10/01/2025)	630,000	737,793
5.000%, 10/01/2030 (Callable 10/01/2025)	935,000	1,094,979
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	485,000	526,197
University of West Florida,
5.000%, 06/01/2026	1,000,000	1,182,416
Volusia County Educational Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)	1,035,000	1,182,896
5.000%, 10/15/2033 (Callable 04/15/2025)	450,000	513,064
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,715,000	1,926,285
Total Florida (Cost $102,364,960)		103,001,917	4.6%

Georgia
Athens Housing Authority:
5.000%, 06/15/2022	280,000	288,688
5.000%, 06/15/2027	1,570,000	1,924,679
5.000%, 06/15/2028 (Callable 06/15/2027)	1,755,000	2,148,440
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	157,058
Atlanta Urban Residential Finance Authority,
1.350%, 01/01/2025 (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (1)(3)	2,000,000	2,000,000
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	250,000	313,284
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,100,000	2,173,052
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	175,063
1.500%, 01/01/2040 (Mandatory Tender Date 02/03/2025) (1)	6,500,000	6,674,868
0.050%, 07/01/2049 (Optional Put Date 10/01/2021) (1)	3,300,000	3,300,000
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,680,000	1,734,183
0.040%, 11/01/2052 (Optional Put Date 10/01/2021) (1)	8,600,000	8,600,000
Butts County School District,
5.000%, 09/01/2025 (6)	2,725,000	3,193,586
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 11/01/2021)	450,000	451,605
5.000%, 01/01/2024 (Callable 11/01/2021)	515,000	516,868
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	105,352
City of Thomson GA:
3.000%, 07/01/2022	535,000	544,138
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	559,785
Clayton County Development Authority:
5.000%, 07/01/2024	200,000	224,953
5.000%, 07/01/2025	210,000	244,279
5.000%, 07/01/2027	215,000	264,130
Cobb-Marietta Coliseum & Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	880,000	982,901
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	525,000	524,867
Development Authority for Fulton County:
5.000%, 10/01/2025	975,000	1,131,777
5.000%, 10/01/2026	1,415,000	1,687,614
5.000%, 10/01/2027	1,015,000	1,239,202
Development Authority of Appling County:
0.050%, 09/01/2029 (Optional Put Date 10/01/2021) (1)	5,600,000	5,600,000
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	900,000	924,513
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	281,297
5.000%, 07/01/2024	200,000	224,953
5.000%, 07/01/2025	315,000	366,419
5.000%, 07/01/2026	330,000	395,288
Development Authority of Cobb County:
5.000%, 07/15/2024 (ETM)	445,000	502,470
5.000%, 07/15/2024	1,455,000	1,634,627
Development Authority of Monroe County,
0.050%, 11/01/2048 (Optional Put Date 10/01/2021) (1)	6,450,000	6,450,000
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	1,755,000	1,931,852
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	675,000	818,600
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)	3,620,000	3,998,823
Georgia Higher Education Facilities Authority,
5.000%, 06/15/2027	1,815,000	2,225,028
Housing Authority of Clayton County,
1.400%, 04/01/2025 (Callable 01/01/2023)(Mandatory Tender Date 04/01/2023) (1)(3)	1,900,000	1,898,873
Macon-Bibb County Housing Authority:
1.625%, 10/01/2024 (Callable 04/01/2022)(Mandatory Tender Date 10/01/2022) (1)	2,500,000	2,497,250
1.400%, 11/01/2024 (Callable 07/01/2022)(Mandatory Tender Date 11/01/2022) (1)	1,250,000	1,249,583
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	195,000	199,035
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	597,217
0.805%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	5,465,000	5,500,451
0.885%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	6,700,000	6,762,555
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	300,000	330,597
Monroe County Public Facilities Authority:
5.000%, 06/01/2024	180,000	201,306
5.000%, 06/01/2025	200,000	231,475
Municipal Electric Authority of Georgia,
5.000%, 01/01/2028 (Callable 07/01/2026)	1,500,000	1,780,820
Pelham School District:
5.000%, 09/01/2022 (Insured by ST AID)	125,000	130,204
5.000%, 09/01/2023 (Insured by ST AID)	290,000	314,814
5.000%, 09/01/2024 (Insured by ST AID)	210,000	236,647
Private Colleges & Universities Authority:
3.750%, 10/01/2021	80,000	80,000
5.000%, 10/01/2021	1,325,000	1,325,000
5.000%, 10/01/2021	75,000	75,000
5.000%, 06/01/2024	325,000	360,456
0.470%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	2,200,000	2,200,480
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	425,000	424,893
0.000%, 12/01/2021 (ETM)	370,000	369,906
Satilla Regional Water & Sewer Authority,
4.000%, 06/01/2034 (Callable 06/01/2026)(Insured by BAM)	1,280,000	1,448,584
Tender Option Bond Trust,
0.110%, 08/01/2024 (Optional Put Date 10/07/2021)(Insured by ST AID) (1)(3)	3,200,000	3,200,000
Valdosta & Lowndes County Hospital Authority,
5.000%, 10/01/2033 (Pre-refunded to 10/01/2021)	300,000	300,000
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	399,804
Total Georgia (Cost $97,597,928)		98,629,192	4.4%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	309,669
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,123
Channahon Park District:
4.000%, 12/15/2025 (Insured by BAM)	365,000	410,382
4.000%, 12/15/2026 (Insured by BAM)	380,000	435,315
4.000%, 12/15/2027 (Insured by BAM)	395,000	459,654
Chicago Board of Education:
0.000%, 12/01/2022	125,000	124,502
5.000%, 12/01/2022 (Insured by AGM)	145,000	152,691
5.000%, 12/01/2023 (Insured by AGM)	500,000	547,128
5.250%, 12/01/2023	675,000	723,173
Chicago Park District:
5.000%, 01/01/2024 (ETM)	1,150,000	1,268,475
5.000%, 01/01/2024	155,000	170,436
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	500,000	502,907
City of Chicago IL:
5.125%, 01/01/2022	400,000	404,449
5.000%, 01/01/2024 (Callable 01/01/2022)	705,000	713,265
5.000%, 11/01/2026	2,900,000	3,497,797
0.000%, 01/01/2027 (Insured by NATL)	3,755,000	3,527,544
5.000%, 01/01/2027 (Callable 01/01/2025)	1,085,000	1,238,865
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	400,000	404,966
City of Country Club Hills IL:
3.000%, 01/01/2025 (Insured by BAM)	190,000	203,047
3.000%, 01/01/2026 (Insured by BAM)	285,000	308,049
3.000%, 01/01/2027 (Insured by BAM)	175,000	191,088
3.000%, 01/01/2028 (Insured by BAM)	185,000	203,185
City of Decatur IL,
4.000%, 03/01/2022	65,000	65,831
City of Evanston IL,
3.000%, 12/01/2028	6,235,000	6,942,504
City of Lake Forest IL,
2.000%, 12/15/2029	5,010,000	5,258,607
City of Oregon IL,
4.000%, 12/01/2024 (Pre-refunded to 12/01/2022)	105,000	109,551
City of Princeton IL:
4.000%, 11/01/2021 (Insured by AGM)	45,000	45,126
4.000%, 11/01/2022 (Insured by AGM)	100,000	103,669
4.000%, 01/01/2023 (Insured by AGM)	50,000	52,030
4.000%, 01/01/2025 (Insured by AGM)	120,000	132,965
City of Rock Island IL,
3.000%, 12/01/2022	435,000	447,979
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	120,418
City of Springfield IL:
5.000%, 12/01/2023	155,000	169,539
5.000%, 03/01/2024	180,000	198,819
City of Waukegan IL,
3.000%, 12/30/2022	365,000	376,214
Cook County Community Consolidated School District No. 34,
5.000%, 12/01/2026	1,675,000	2,033,204
Cook County Community Unit School District No. 401:
4.000%, 12/01/2025	2,940,000	3,331,236
4.000%, 12/01/2026	3,030,000	3,498,427
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	754,104
Cook County High School District No. 209,
4.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	575,000	627,877
Cook County School District No. 123,
0.000%, 12/01/2021 (ETM)	200,000	199,918
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,536,630
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	122,065
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by AGM)	1,225,000	1,219,625
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,824
Cook County School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	930,153
Cook County School District No. 84:
0.000%, 12/01/2021 (ETM)(Insured by AGM)	180,000	179,955
0.000%, 12/01/2021 (ETM)(Insured by AGM)	105,000	104,973
Cook County Township High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	156,254
Cook County Township High School District No. 220,
5.000%, 12/01/2027 (Insured by BAM)	1,000,000	1,230,115
County of Cook IL:
5.000%, 11/15/2027	2,000,000	2,479,058
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,578,920
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,229,165
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	276,698
DeKalb & Kane Counties Community Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)(Insured by BAM)	525,000	531,529
DeKalb County Community Unit School District No. 424:
0.000%, 01/01/2022 (ETM)(Insured by AMBAC)	125,000	124,913
0.000%, 01/01/2022 (Insured by AMBAC)	125,000	124,829
DuPage County Community Unit School District No. 202,
5.000%, 12/30/2026	500,000	607,948
Exceptional Children Have Opportunities:
5.000%, 12/01/2024	380,000	429,099
5.000%, 12/01/2025	505,000	586,084
5.000%, 12/01/2025	245,000	284,338
5.000%, 12/01/2026	530,000	632,669
5.000%, 12/01/2026	255,000	304,397
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534,
4.000%, 12/01/2027 (Pre-refunded to 12/01/2022)(Insured by BAM)	90,000	93,955
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	100,807
3.000%, 03/01/2023 (Insured by BAM)	210,000	216,107
3.000%, 03/01/2026 (Insured by BAM)	90,000	96,219
Hoffman Estates Park District,
5.000%, 12/01/2025	2,585,000	2,817,761
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	1,110,000	1,082,283
Illinois Finance Authority:
5.000%, 11/01/2021	75,000	75,253
5.000%, 02/15/2022	235,000	239,099
5.000%, 05/15/2022	190,000	194,852
5.000%, 09/01/2022	200,000	208,089
5.000%, 05/15/2023	120,000	129,081
5.000%, 08/01/2023	1,455,000	1,569,749
5.000%, 09/01/2023	400,000	432,944
5.000%, 05/15/2024	350,000	391,555
5.000%, 11/01/2024	340,000	384,925
5.000%, 08/15/2027 (Callable 08/15/2025)	1,000,000	1,158,580
5.000%, 11/15/2028 (Callable 05/15/2025)	3,200,000	3,690,910
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,862,176
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	594,929
4.000%, 11/01/2030	2,995,000	3,365,956
4.000%, 12/01/2032 (Callable 06/01/2026)	1,000,000	1,133,560
0.556%, 11/01/2034 (1 Month LIBOR USD + 0.500%)(Callable 03/01/2022)(Mandatory Tender Date 09/01/2022) (2)	515,000	514,962
0.750%, 05/01/2042 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2025)(Mandatory Tender Date 05/01/2026) (2)	2,540,000	2,546,205
0.050%, 08/01/2043 (Optional Put Date 10/01/2021) (1)	9,800,000	9,800,000
0.800%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	835,000	835,456
0.050%, 12/01/2046 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	3,360,000	3,360,000
5.000%, 05/15/2050 (Callable 05/15/2026)(Mandatory Tender Date 11/15/2026) (1)	4,000,000	4,755,925
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	780,000	830,272
2.750%, 04/01/2026 (Insured by GNMA)	1,000,000	1,076,655
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	239,511	246,258
4.500%, 10/01/2048 (Callable 04/01/2028)	420,000	469,229
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	6,015,000	6,657,498
4.250%, 10/01/2049 (Callable 04/01/2028)	1,565,000	1,738,011
3.000%, 04/01/2051 (Callable 04/01/2030)	1,970,000	2,137,590
Illinois Sports Facilities Authority,
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,235,966
Iroquois & Kankakee Counties Community Unit School District No. 4,
0.000%, 11/01/2021 (Insured by AMBAC)	500,000	499,798
Joliet Park District:
4.000%, 02/01/2023 (Insured by BAM)	150,000	156,959
4.000%, 02/01/2028 (Callable 02/01/2024)(Insured by BAM)	715,000	759,699
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	43,571
Kane & DeKalb Counties Community Unit School District No. 302,
5.000%, 02/01/2026	500,000	584,738
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 11/01/2021)(Insured by AGM)	15,000	15,038
Kankakee Will Grundy Etc. Counties Community College District No. 520,
3.500%, 12/01/2026 (6)	3,340,000	3,675,948
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	478,213
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,000,000	998,804
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	238,228
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	340,000	360,540
Lake County Elementary School District No. 6:
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	114,793
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	113,306
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	66,491
Lake County School District No. 38:
0.000%, 02/01/2023 (Insured by AMBAC)	1,135,000	1,113,587
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	198,374
Logan Sangamon Etc Counties Community Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	443,254
5.000%, 12/01/2022 (Insured by AGM)	520,000	547,831
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 11/01/2021)	60,000	60,085
Macon County School District No. 61:
4.000%, 12/01/2025 (Insured by AGM)	345,000	391,973
4.000%, 12/01/2026 (Insured by AGM)	460,000	533,885
4.000%, 12/01/2027 (Insured by AGM)	850,000	999,587
Madison-Macoupin Etc. Counties Community College District No. 536:
4.000%, 05/01/2025 (Insured by AGM)	400,000	443,856
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by AGM)	1,000,000	1,143,103
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	135,000	150,115
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	312,236
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2022 (ETM)(Insured by NATL)	30,000	29,925
5.650%, 06/15/2022 (ETM)(Insured by NATL) (7)	160,000	165,980
5.500%, 12/15/2023 (ETM)(Insured by NATL)	35,000	35,814
5.500%, 12/15/2023 (Insured by NATL)	100,000	109,006
0.000%, 06/15/2024 (Insured by NATL)	35,000	34,213
3.000%, 06/15/2024 (Callable 12/15/2023) (6)	1,000,000	1,040,964
3.000%, 06/15/2025 (Callable 12/15/2024) (6)	1,000,000	1,059,125
0.000%, 12/15/2025 (Insured by NATL)	65,000	61,921
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	290,000	299,526
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	535,000	654,268
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	125,927
4.000%, 01/01/2023 (Insured by BAM)	135,000	140,020
Northern Illinois University:
5.000%, 10/01/2029 (Insured by BAM)	300,000	380,450
5.000%, 10/01/2030 (Insured by BAM)	325,000	419,007
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2021 (Insured by BAM)	150,000	151,109
Park Ridge Park District:
4.000%, 12/01/2027 (6)	425,000	500,250
2.500%, 12/01/2028 (6)	4,135,000	4,403,046
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	381,469
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	260,000	288,935
Prospect Heights Park District,
4.000%, 12/01/2021 (Insured by BAM)	330,000	331,951
Regional Transportation Authority,
5.750%, 06/01/2023 (Insured by AGM)	175,000	184,762
Sales Tax Securitization Corp.:
5.000%, 01/01/2022	2,035,000	2,058,051
5.000%, 01/01/2024	200,000	219,917
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	431,114
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	468,640
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	222,377
Springfield Metropolitan Exposition & Auditorium Authority,
3.000%, 12/01/2025 (Insured by BAM)	250,000	270,059
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	504,971
St. Clair County Community Consolidated School District No. 90:
0.000%, 12/01/2021	485,000	484,569
0.000%, 12/01/2022	190,000	188,501
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	358,012
5.000%, 04/01/2023 (Insured by AGM)	300,000	320,595
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	416,790
State of Illinois:
4.000%, 03/01/2022	3,250,000	3,299,298
5.000%, 03/01/2022	70,000	71,347
5.000%, 03/01/2022	350,000	356,736
5.000%, 03/01/2022	500,000	509,623
5.125%, 05/01/2022	1,500,000	1,541,545
6.500%, 06/15/2022	95,000	99,124
5.000%, 06/15/2023	270,000	291,180
5.000%, 06/15/2023	670,000	722,558
3.750%, 06/15/2025 (Callable 10/18/2021)	310,000	310,424
4.000%, 06/15/2026 (Callable 10/18/2021)	365,000	365,537
6.000%, 06/15/2026	200,000	246,604
Tender Option Bond Trust:
0.150%, 12/01/2027 (Optional Put Date 10/07/2021) (1)(3)	1,000,000	1,000,000
0.150%, 12/01/2027 (Optional Put Date 10/07/2021) (1)(3)	3,450,000	3,450,000
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	128,429
University of Illinois:
5.000%, 10/01/2021	330,000	330,000
5.000%, 03/15/2022	50,000	51,076
5.000%, 04/01/2026	1,905,000	2,264,682
5.000%, 04/01/2027	2,000,000	2,438,283
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	680,000	714,359
5.000%, 12/01/2023	400,000	431,144
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	562,171
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	251,679
4.000%, 12/15/2021 (Insured by BAM)	500,000	503,358
4.000%, 12/15/2023 (Insured by BAM)	540,000	578,890
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	62,743
Village of Glendale Heights IL,
4.000%, 12/15/2030 (Callable 12/15/2027)	750,000	879,196
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	290,915
5.000%, 03/01/2024 (Insured by BAM)	230,000	252,013
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	26,368
Village of Matteson IL:
4.000%, 12/01/2026 (Insured by BAM) (6)	400,000	456,602
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022) (7)	295,000	309,051
Village of Oak Park IL,
4.000%, 11/01/2021	245,000	245,668
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	150,244
4.000%, 12/01/2023 (Insured by BAM)	130,000	138,860
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	131,003
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	82,676
Village of River Grove IL:
3.000%, 12/15/2021 (Insured by BAM)	120,000	120,644
4.000%, 12/15/2028 (Insured by BAM)	430,000	503,806
Village of Romeoville IL,
5.000%, 10/01/2024	500,000	561,008
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,384,863
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	126,497
4.000%, 02/01/2023 (Insured by BAM)	130,000	133,911
4.000%, 02/01/2024 (Insured by BAM)	135,000	143,536
4.000%, 02/01/2025 (Insured by BAM)	140,000	152,068
4.000%, 02/01/2026 (Insured by BAM)	220,000	243,070
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	52,419
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	226,064
Western Illinois University,
5.000%, 10/01/2024 (Insured by AGM)	2,000,000	2,213,756
Will County Community Consolidated School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	281,333
Will County Community High School District No. 210:
0.000%, 01/01/2022 (ETM)(Insured by AGM)	165,000	164,845
4.000%, 01/01/2022 (Insured by AGM)	650,000	655,490
0.000%, 01/01/2023 (ETM)(Insured by AGM)	365,000	362,789
0.000%, 01/01/2023 (Insured by AGM)	325,000	321,918
0.000%, 01/01/2024 (ETM)(Insured by AGM)	510,000	503,197
0.000%, 01/01/2024 (Insured by AGM)	275,000	269,489
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	36,673
Will County Community Unit School District No. 201-U:
0.000%, 11/01/2021 (ETM)(Insured by NATL)	10,000	9,998
0.000%, 11/01/2021 (Insured by NATL)	205,000	204,917
Will County Community Unit School District No. 365:
0.000%, 11/01/2021 (Insured by AGM)	200,000	199,979
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	44,894
Will County Elementary School District No. 122:
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	49,994
0.000%, 11/01/2023 (ETM)(Insured by AGM)	125,000	124,148
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	633,595
Will County School District No. 88A:
5.250%, 01/01/2022 (ETM)(Insured by AGM)	180,000	182,212
5.250%, 01/01/2022 (Insured by AGM)	355,000	359,218
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	206,428
Winnebago & Boone Counties School District No. 205:
0.000%, 02/01/2022	95,000	94,818
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,008,461
Woodford, Lasalle, Livingston, Etc. Counties Community Unit School District No. 6:
4.000%, 12/01/2024 (Insured by BAM)	185,000	204,127
4.000%, 12/01/2025 (Insured by BAM)	200,000	224,690
4.000%, 12/01/2026 (Insured by BAM)	175,000	200,343
Total Illinois (Cost $178,499,226)		179,960,646	8.0%

Indiana
Aurora School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	1,300,000	1,456,267
City of Elkhart IN:
4.000%, 04/01/2025 (Insured by BAM)	300,000	335,133
4.000%, 04/01/2026 (Insured by BAM)	315,000	359,528
4.000%, 10/01/2026 (Insured by BAM)	320,000	368,817
4.000%, 04/01/2027 (Insured by BAM)	325,000	376,954
4.000%, 10/01/2027 (Insured by BAM)	335,000	391,359
3.000%, 04/01/2028 (Insured by BAM)	340,000	378,498
3.000%, 10/01/2028 (Insured by BAM)	345,000	385,450
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	411,735
City of Lawrence IN,
4.000%, 01/01/2022 (Insured by BAM)	400,000	403,595
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	114,995
City of Muncie IN:
4.000%, 07/15/2022 (Insured by AGM)	110,000	112,534
4.000%, 01/15/2024 (Insured by AGM)	170,000	182,876
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	399,046
Clarksville Redevelopment Authority,
4.000%, 02/01/2022	230,000	232,716
County of St. Joseph IN,
5.000%, 04/01/2024	1,000,000	1,100,885
Fairfield School Building Corp.,
3.000%, 07/15/2028 (Insured by ST AID)	2,135,000	2,212,437
Fishers Redevelopment Authority:
4.000%, 01/15/2023	270,000	282,648
4.000%, 07/15/2023	275,000	293,087
Hammond Multi-School Building Corp.:
4.000%, 07/15/2023 (Insured by ST AID)	120,000	126,898
4.000%, 01/15/2024 (Insured by ST AID)	370,000	399,076
4.000%, 07/15/2024 (Insured by ST AID)	380,000	415,884
4.000%, 01/15/2025 (Insured by ST AID)	150,000	166,212
5.000%, 01/15/2025 (Insured by ST AID)	525,000	600,224
4.000%, 07/15/2025 (Insured by ST AID)	125,000	140,168
Indiana Bond Bank,
1.054%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,140,000	1,140,350
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	62,574
5.000%, 10/01/2022	175,000	182,857
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	800,000
5.000%, 02/01/2023	25,000	26,562
5.000%, 09/15/2023	75,000	81,376
5.000%, 09/15/2024	815,000	909,785
5.000%, 09/15/2024	155,000	172,931
5.000%, 09/15/2025	325,000	371,600
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	96,324
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	778,854
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	96,102
5.000%, 02/01/2033 (Callable 02/01/2028)	775,000	963,905
5.250%, 10/01/2038 (Callable 10/01/2021)	1,000,000	1,000,000
2.250%, 12/01/2058 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025) (1)	2,985,000	3,139,639
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)	5,000	5,005
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	370,000	370,454
Indiana Housing & Community Development Authority,
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	1,170,000	1,271,005
Indiana State University:
5.000%, 04/01/2023 (6)	935,000	986,164
5.000%, 04/01/2024 (6)	975,000	1,069,072
5.000%, 04/01/2025 (6)	1,035,000	1,173,626
5.000%, 04/01/2026 (6)	1,085,000	1,266,235
Indianapolis Local Public Improvement Bond Bank:
5.000%, 06/01/2026	1,350,000	1,613,272
5.000%, 02/01/2030 (Callable 12/29/2023)	1,000,000	1,099,187
Jasper Hospital Authority,
4.125%, 11/01/2025 (Pre-refunded to 11/01/2023)	2,025,000	2,186,417
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	223,135
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Pre-refunded to 01/15/2023)(Insured by ST AID)	585,000	621,048
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Pre-refunded to 01/15/2022)(Insured by ST AID)	40,000	40,315
Logansport Renovation School Building Corp.,
5.000%, 01/15/2026 (Insured by ST AID)	750,000	884,325
Marion High School Building Corp.:
4.000%, 01/15/2022 (Insured by ST AID)	170,000	171,763
4.000%, 07/15/2022 (Insured by ST AID)	135,000	138,861
4.000%, 01/15/2023 (Insured by ST AID)	215,000	224,930
4.000%, 01/15/2025 (Insured by ST AID)	200,000	222,030
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	374,622
Mishawaka Redevelopment Authority,
5.000%, 02/15/2026 (Insured by BAM)	660,000	777,600
Munster School Building Corp.:
5.000%, 01/15/2022 (Insured by ST AID)	205,000	207,783
5.000%, 07/15/2022 (Insured by ST AID)	215,000	223,083
5.000%, 01/15/2023 (Insured by ST AID)	215,000	228,189
4.000%, 07/15/2023 (Insured by ST AID)	160,000	170,731
5.000%, 01/15/2024 (Insured by ST AID)	225,000	248,154
Plainfield Redevelopment Authority:
4.000%, 02/01/2026 (Insured by ST AID)	605,000	679,248
4.000%, 08/01/2026 (Insured by ST AID)	630,000	713,807
4.000%, 02/01/2027 (Insured by ST AID)	645,000	736,900
4.000%, 08/01/2027 (Insured by ST AID)	665,000	765,477
4.000%, 08/01/2034 (Callable 08/01/2023)(Insured by ST AID)	470,000	496,048
Purdue University,
5.000%, 07/01/2031	935,000	1,111,176
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	210,046
Shelbyville Central Renovation School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	269,544
Starke County Building Corp.,
4.000%, 08/01/2028 (Pre-refunded to 02/01/2022)(Insured by ST AID)	700,000	708,474
Town of Rossville IN,
3.500%, 07/01/2023	115,000	119,626
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2022 (Insured by ST AID)	385,000	395,826
5.000%, 01/15/2023 (Insured by ST AID)	145,000	153,451
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	120,164
4.000%, 01/15/2025 (Insured by ST AID)	140,000	154,938
4.000%, 07/15/2025 (Insured by ST AID)	240,000	268,741
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	550,000	566,097
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST AID)	125,000	125,508
2.000%, 07/15/2022 (Insured by ST AID)	195,000	197,309
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	219,620
Total Indiana (Cost $45,054,017)		45,278,887	2.0%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by AGM)	110,000	114,875
City of Coralville IA:
4.000%, 06/01/2024	300,000	315,843
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	477,343
City of New Hampton IA:
3.000%, 06/01/2022 (Insured by BAM)	130,000	132,105
3.000%, 06/01/2023 (Insured by BAM)	135,000	140,525
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	2,850,000	2,877,910
County of Adair IA:
2.000%, 06/01/2022	580,000	586,548
2.000%, 06/01/2023	730,000	749,064
Iowa Finance Authority:
4.000%, 05/15/2025	1,975,000	2,185,510
0.070%, 08/01/2041 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	4,170,000	4,170,000
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	115,000	121,634
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	645,000	699,553
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	930,000	1,044,497
2.875%, 05/15/2049 (Callable 10/21/2021)	710,000	714,037
3.000%, 07/01/2051 (Callable 01/01/2031)(Insured by GNMA)	7,250,000	7,984,790
0.585%, 05/15/2056 (SOFR + 0.550%)(Callable 05/15/2025)(Mandatory Tender Date 05/15/2026) (2)	6,000,000	6,000,000
Iowa Higher Education Loan Authority:
4.000%, 10/01/2023	325,000	346,754
3.000%, 04/01/2024	500,000	528,400
4.000%, 10/01/2024	340,000	372,841
3.000%, 04/01/2025	775,000	833,167
3.000%, 04/01/2026	800,000	869,352
4.000%, 10/01/2026	155,000	176,610
3.000%, 04/01/2027	820,000	900,002
4.000%, 10/01/2027	185,000	212,762
3.000%, 04/01/2028	845,000	934,549
4.000%, 10/01/2028	260,000	301,235
Iowa Tobacco Settlement Authority,
0.375%, 06/01/2030	285,000	284,972
Lake Panorama Improvement Zone:
3.000%, 06/01/2022	395,000	400,765
3.000%, 06/01/2023	405,000	420,138
3.000%, 06/01/2024	420,000	443,672
3.000%, 06/01/2025	430,000	459,685
Total Iowa (Cost $35,654,676)		35,799,138	1.6%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	1,300,000	1,336,760
Kansas Development Finance Authority:
5.000%, 05/01/2025	2,340,000	2,712,822
5.000%, 05/01/2026	1,225,000	1,463,458
5.000%, 05/01/2027	2,575,000	3,158,349
Kansas Independent College Finance Authority:
4.125%, 05/01/2022	2,250,000	2,279,714
4.375%, 05/01/2022	500,000	506,593
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	526,918
Public Building Commission of Johnson County,
5.000%, 09/01/2023	50,000	54,549
Reno County Unified School District No. 313,
4.000%, 09/01/2030 (Pre-refunded to 09/01/2022)	200,000	206,931
Wyandotte County-Kansas City Unified Government,
5.000%, 09/01/2031 (Callable 09/01/2024)	1,100,000	1,234,955
Total Kansas (Cost $13,422,710)		13,481,049	0.6%

Kentucky
Calloway County Public Library District,
2.500%, 06/01/2029 (6)	1,465,000	1,561,569
City of Henderson KY,
3.500%, 11/01/2028	3,295,000	3,663,154
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	205,000	205,559
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	756,804
County of Kenton KY:
5.000%, 04/01/2024	375,000	416,569
5.000%, 04/01/2026	700,000	828,080
Danville Independent School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	155,000	157,208
Frankfort Independent School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	915,000	936,249
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)(Insured by ST AID)	1,150,000	1,236,160
Kentucky Association of Counties:
4.000%, 02/01/2023	625,000	654,508
4.000%, 02/01/2024	650,000	702,011
4.000%, 02/01/2025	345,000	382,830
4.000%, 02/01/2026	355,000	402,591
Kentucky Association of Counties Finance Corp.,
4.000%, 02/01/2028	240,000	281,410
Kentucky Bond Corp.,
3.000%, 02/01/2025	765,000	825,606
Kentucky Bond Development Corp.:
2.000%, 03/01/2023	160,000	163,417
3.000%, 03/01/2024	160,000	169,209
4.000%, 03/01/2025	165,000	182,995
5.000%, 03/01/2026	150,000	176,529
5.000%, 03/01/2027	345,000	415,672
5.000%, 03/01/2028	190,000	234,106
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2022 (Insured by NATL)	1,000,000	990,770
0.000%, 12/01/2022 (ETM)(Insured by AGC)	75,000	74,714
0.000%, 10/01/2024 (Insured by NATL)	945,000	910,961
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	59,005
5.000%, 07/01/2025	1,500,000	1,719,902
0.000%, 10/01/2025 (Insured by NATL)	335,000	316,093
5.000%, 06/01/2026	240,000	282,940
5.000%, 07/01/2028 (Callable 07/01/2025)	1,000,000	1,126,213
0.090%, 05/01/2034 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	5,165,000	5,165,000
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	5,045,000	5,556,422
1.175%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	4,410,000	4,495,326
1.355%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,100,000	2,153,306
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	1,980,000	2,263,836
Kentucky State Property & Building Commission:
5.000%, 11/01/2021 (Insured by ST AID)	250,000	250,915
5.000%, 05/01/2028	300,000	373,303
5.000%, 10/01/2032 (Callable 10/01/2027)	250,000	303,369
Kentucky State University:
5.000%, 11/01/2024 (Insured by BAM)	200,000	226,230
5.000%, 11/01/2026 (Insured by BAM)	250,000	297,966
5.000%, 11/01/2027 (Insured by BAM)	140,000	170,145
5.000%, 11/01/2028 (Insured by BAM)	290,000	358,695
5.000%, 11/01/2030 (Insured by BAM)	175,000	223,583
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,143,802
Louisville & Jefferson County Metropolitan Government:
5.000%, 12/01/2022 (Pre-refunded to 06/01/2022)	1,020,000	1,051,985
4.000%, 08/01/2027 (Callable 08/01/2026)	215,000	248,622
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	544,499
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	357,826
Murray State University:
5.000%, 09/01/2022 (Insured by ST AID)	410,000	427,299
5.000%, 09/01/2023 (Insured by ST AID)	435,000	471,700
3.000%, 03/01/2028 (Callable 03/01/2025)(Insured by ST AID)	400,000	427,120
Perry County School District Finance Corp.,
2.000%, 12/01/2029 (Insured by ST AID)	3,240,000	3,378,178
University of Louisville,
5.000%, 03/01/2022 (Insured by ST AID)	525,000	535,096
Total Kentucky (Cost $49,608,854)		50,257,057	2.2%

Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.500%, 03/01/2022 (Insured by BAM)	145,000	146,823
4.000%, 03/01/2024 (Insured by BAM)	155,000	167,817
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	115,000	116,823
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	88,507
5.000%, 09/01/2023 (Insured by BAM)	175,000	190,044
5.000%, 09/01/2024 (Insured by BAM)	250,000	281,646
Calcasieu Parish School District No. 30:
2.500%, 02/15/2022	225,000	226,706
4.000%, 02/15/2023 (Insured by AGM)	125,000	130,755
Calcasieu Parish School District No. 34,
2.000%, 11/01/2022	425,000	432,697
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	175,000	189,403
5.000%, 03/01/2024 (Insured by BAM)	435,000	482,250
5.000%, 09/01/2024	1,000,000	1,123,184
5.000%, 09/01/2027 (Callable 09/01/2024)	1,420,000	1,590,668
East Ouachita Parish School District:
2.500%, 03/01/2022	435,000	438,966
2.500%, 03/01/2024	200,000	208,536
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	312,377
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	604,091
5.000%, 12/01/2024 (Insured by AGM)	585,000	667,084
Louisiana Housing Corp.,
3.000%, 12/01/2051 (Callable 12/01/2029)(Insured by GNMA)	2,795,000	3,038,526
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	199,661
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	5,941,000	6,304,787
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	82,772
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	766,125
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,384,154
Louisiana Stadium & Exposition District,
4.000%, 07/03/2023 (Callable 04/01/2023)	2,500,000	2,625,187
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by BAM)	340,000	403,754
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2027	635,000	688,002
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	233,445
Parish of St. Charles LA,
4.000%, 12/01/2040 (Mandatory Tender Date 06/01/2022) (1)	3,040,000	3,110,194
Regional Transit Authority,
0.000%, 12/01/2021 (ETM)(Insured by NATL)	35,000	34,986
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	210,000	222,492
St. Tammany Parish Recreation District No. 14,
2.250%, 04/01/2023	225,000	231,763
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	354,654
4.000%, 05/01/2032 (Callable 05/01/2025)	6,050,000	6,742,569
5.000%, 06/15/2034 (Pre-refunded to 06/15/2024)	85,000	95,772
Total Louisiana (Cost $34,602,112)		34,917,220	1.6%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027	2,365,000	2,908,409
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)	190,000	198,524
3.500%, 11/15/2045 (Callable 05/15/2025)	15,000	15,615
4.000%, 11/15/2045 (Callable 11/15/2025)	215,000	225,035
4.000%, 11/15/2046 (Callable 05/15/2026)	1,355,000	1,439,745
3.500%, 11/15/2047 (Callable 11/15/2026)	880,000	935,112
4.000%, 11/15/2049 (Callable 05/15/2028)	1,340,000	1,461,131
4.000%, 11/15/2050 (Callable 05/15/2029)	1,800,000	2,001,006
Total Maine (Cost $8,958,069)		9,184,577	0.4%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	80,000	86,963
5.000%, 07/01/2030 (Callable 01/01/2027)	1,185,000	1,428,738
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	973,089
County of Washington MD,
5.000%, 01/01/2022	415,000	419,460
Maryland Community Development Administration,
3.250%, 09/01/2050 (Callable 09/01/2029)	5,220,000	5,690,617
Maryland Health & Higher Educational Facilities Authority:
4.000%, 01/01/2023	580,000	603,330
5.000%, 07/01/2023	850,000	918,693
5.000%, 07/01/2024	1,775,000	1,997,494
5.000%, 01/01/2026	495,000	580,784
5.000%, 01/01/2027	430,000	517,098
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,255,000	2,593,265
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	280,000	302,171
Washington Suburban Sanitary Commission,
0.060%, 06/01/2023 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,500,000	1,500,000
Total Maryland (Cost $17,428,144)		17,611,702	0.8%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	540,000	556,606
5.000%, 10/01/2022 (Insured by AGM)	200,000	209,204
5.000%, 12/01/2023	190,000	208,556
5.000%, 12/01/2024	500,000	569,481
5.000%, 07/01/2025	300,000	330,992
5.000%, 10/01/2033 (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (1)	100,000	109,277
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	145,000	152,518
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	680,000	736,669
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	415,000	446,433
4.000%, 06/01/2049 (Callable 12/01/2028)	805,000	882,777
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,865,000	4,090,508
Total Massachusetts (Cost $8,101,233)		8,293,021	0.4%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	681,229
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 11/01/2021)	500,000	501,574
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	612,641
4.000%, 05/01/2023 (Insured by BAM)	620,000	654,562
4.000%, 05/01/2024 (Insured by BAM)	320,000	348,155
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	110,000	110,940
4.000%, 09/01/2022 (Insured by BAM)	250,000	257,726
4.000%, 05/01/2023 (Insured by BAM)	115,000	121,168
4.000%, 09/01/2023 (Insured by BAM)	300,000	319,919
City of Auburn Hills MI:
3.000%, 06/01/2028	1,050,000	1,176,795
3.000%, 06/01/2029	785,000	885,713
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	54,314
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	262,210
County of Ionia MI:
4.000%, 08/01/2024	210,000	230,308
4.000%, 08/01/2028	455,000	539,107
4.000%, 08/01/2029	125,000	150,161
Davison Community Schools,
3.000%, 05/01/2022	190,000	192,979
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	26,166
Eastern Michigan University,
5.000%, 03/01/2031 (Callable 03/01/2027)(Insured by BAM)	515,000	614,256
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	332,210
Ferris State University:
5.000%, 10/01/2024	950,000	1,077,088
5.000%, 10/01/2029	1,500,000	1,930,999
Fruitport Community Schools,
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	142,767
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	503,220
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 11/01/2021)(Insured by AGM)	215,000	215,650
Michigan Finance Authority:
5.000%, 11/01/2022	100,000	105,195
5.000%, 09/01/2023	185,000	201,163
5.000%, 09/01/2024	200,000	223,592
4.000%, 10/01/2024	1,350,000	1,444,686
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,595,000	1,801,015
5.000%, 09/01/2025	200,000	230,353
4.000%, 05/01/2026	60,000	68,110
5.000%, 09/01/2026	200,000	236,342
5.500%, 12/01/2026 (Callable 06/01/2025)	350,000	412,095
5.000%, 09/01/2027	280,000	338,378
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	580,205
3.500%, 11/15/2044 (Mandatory Tender Date 11/15/2022) (1)	2,110,000	2,183,507
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,405,000	2,654,997
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,525,000	1,749,898
Michigan State Building Authority,
0.090%, 10/15/2042 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	1,000,000	1,000,000
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Mandatory Tender Date 07/01/2024) (1)	365,000	401,442
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	860,000	901,628
3.500%, 06/01/2047 (Callable 06/01/2026)	3,260,000	3,462,182
3.500%, 12/01/2050 (Callable 06/01/2029)	1,940,000	2,129,016
3.000%, 06/01/2052 (Callable 12/01/2030)	15,265,000	16,636,628
Pinckney Community Schools,
4.000%, 05/01/2028 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,144,777
Redford Union School District No. 1:
5.000%, 11/01/2025 (Insured by Q-SBLF)	680,000	798,693
5.000%, 11/01/2026 (Insured by Q-SBLF)	800,000	964,910
Roseville Community Schools,
5.000%, 05/01/2028 (Pre-refunded to 05/01/2025)(Insured by Q-SBLF)	1,885,000	2,188,091
Saginaw City School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	845,000	924,819
4.000%, 05/01/2026 (Insured by Q-SBLF)	890,000	1,021,916
Saginaw Valley State University,
5.000%, 07/01/2028 (Callable 07/01/2026)	685,000	819,814
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	426,194
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	296,212
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	536,503
Tri-County Area School District:
4.000%, 05/01/2022 (Insured by AGM)	640,000	653,484
4.000%, 05/01/2023 (Insured by AGM)	705,000	744,989
Wayne State University,
5.000%, 11/15/2031 (Callable 11/15/2024)	1,860,000	2,114,636
Western Michigan University:
5.000%, 11/15/2023 (Insured by AGM)	120,000	131,810
5.000%, 11/15/2024 (Insured by AGM)	125,000	142,530
5.000%, 11/15/2025 (Pre-refunded to 11/15/2021)	25,000	25,138
5.000%, 11/15/2025 (Insured by AGM)	150,000	176,523
5.000%, 11/15/2025 (Insured by AGM)	675,000	794,355
5.000%, 11/15/2026 (Insured by AGM)	150,000	181,605
5.000%, 11/15/2026 (Insured by AGM)	425,000	514,548
5.000%, 11/15/2027 (Insured by AGM)	130,000	161,401
5.000%, 11/15/2027 (Insured by AGM)	300,000	372,463
5.000%, 11/15/2028 (Insured by AGM)	100,000	126,866
5.000%, 11/15/2028 (Insured by AGM)	250,000	317,166
5.000%, 11/15/2029 (Insured by AGM)	100,000	129,299
5.000%, 11/15/2029 (Insured by AGM)	280,000	362,038
Total Michigan (Cost $64,298,585)		64,773,069	2.9%

Minnesota
Alexandria Independent School District No. 206:
3.000%, 02/01/2024	455,000	480,257
3.000%, 02/01/2027	400,000	439,908
3.000%, 02/01/2029	470,000	524,212
Brainerd Independent School District No. 181,
4.000%, 02/01/2027 (Insured by SD CRED PROG)	685,000	799,922
Chaska Independent School District No. 112,
2.500%, 02/01/2029	2,340,000	2,488,116
City of Maple Grove MN,
4.000%, 05/01/2022	610,000	622,459
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority,
0.105%, 08/01/2028 (Insured by NATL) (1)(5)	50,000	50,000
City of Northfield MN,
2.000%, 02/01/2029	2,905,000	3,052,594
City of Plato MN,
4.000%, 04/01/2022	265,000	269,303
County of Chippewa MN,
4.000%, 03/01/2024	1,340,000	1,427,163
Duluth Economic Development Authority:
5.000%, 06/15/2023 (6)	280,000	294,351
5.000%, 06/15/2024 (6)	250,000	272,343
5.000%, 06/15/2025 (6)	275,000	308,648
5.000%, 06/15/2026 (6)	350,000	402,213
Duluth Independent School District No. 709,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	815,000	860,322
Fergus Falls Independent School District No. 544:
2.500%, 02/01/2022	145,000	145,983
2.500%, 02/01/2024	105,000	109,271
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 11/15/2025	465,000	542,888
5.000%, 12/01/2025	285,000	326,549
5.000%, 12/01/2027	1,065,000	1,266,213
Housing & Redevelopment Authority of The City of St. Paul MN,
2.000%, 09/01/2026 (Callable 09/01/2024)	350,000	346,274
Maple River Independent School District No. 2135:
5.000%, 02/01/2022 (Insured by SD CRED PROG)	80,000	81,255
5.000%, 02/01/2023 (Insured by SD CRED PROG)	515,000	547,105
5.000%, 02/01/2024 (Insured by SD CRED PROG)	915,000	1,013,382
5.000%, 02/01/2025 (Insured by SD CRED PROG)	395,000	454,100
5.000%, 02/01/2026 (Insured by SD CRED PROG)	1,000,000	1,187,226
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2025	310,000	355,256
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2021	275,000	276,032
5.000%, 04/01/2023	100,000	106,725
3.000%, 12/01/2023	150,000	156,922
5.000%, 03/01/2024	165,000	182,251
4.000%, 12/01/2024	100,000	109,450
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	292,438
5.000%, 10/01/2027	750,000	922,005
5.000%, 10/01/2028 (Callable 10/01/2027)	1,445,000	1,770,543
5.000%, 10/01/2029 (Callable 10/01/2027)	770,000	939,862
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	15,000	15,297
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	115,000	115,569
4.000%, 01/01/2038 (Callable 01/01/2024)	490,000	519,242
2.625%, 01/01/2040	5,460,000	5,677,453
0.600%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)	370,000	371,856
0.480%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)	6,490,000	6,503,647
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	2,735,000	2,901,272
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	180,000	191,306
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	360,000	386,491
Moorhead Independent School District No. 152:
4.000%, 02/01/2022	230,000	232,716
4.000%, 02/01/2023	235,000	245,328
4.000%, 02/01/2024	245,000	264,189
4.000%, 02/01/2025	255,000	282,427
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	232,099
Plymouth Intermediate District No. 287,
5.000%, 05/01/2022	105,000	107,846
Shakopee Independent School District No. 720:
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	717,639
0.000%, 02/01/2027 (Insured by SD CRED PROG)	6,660,000	6,246,466
Zumbro Education District:
4.000%, 02/01/2023	340,000	354,619
4.000%, 02/01/2025	330,000	362,860
4.000%, 02/01/2027	395,000	449,094
Total Minnesota (Cost $49,292,889)		49,600,957	2.2%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by AGM)	200,000	209,837
City of Oxford MS,
3.000%, 09/01/2024	250,000	253,047
City of Ridgeland MS:
3.000%, 10/01/2021	725,000	725,000
3.000%, 10/01/2022	1,420,000	1,440,784
3.000%, 10/01/2023	1,335,000	1,381,525
3.000%, 10/01/2024	1,505,000	1,572,603
City of Yazoo MS:
3.000%, 03/01/2025 (Insured by AGM)	125,000	134,829
3.000%, 03/01/2026 (Insured by AGM)	130,000	142,252
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by AGM)	165,000	167,552
2.000%, 09/01/2023 (Insured by AGM)	95,000	97,631
2.000%, 09/01/2025 (Insured by AGM)	205,000	214,219
2.000%, 09/01/2026 (Callable 09/01/2025)(Insured by AGM)	110,000	114,254
County of Lowndes MS,
6.800%, 04/01/2022	50,000	51,490
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	278,923
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 11/01/2021)	1,335,000	1,342,442
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,568,105
Mississippi Development Bank:
4.000%, 07/01/2022	170,000	174,725
5.000%, 07/01/2023	150,000	162,177
5.000%, 03/01/2024 (Insured by AGM)	50,000	55,405
5.000%, 07/01/2025	120,000	139,008
5.000%, 11/01/2025 (Insured by BAM)	240,000	281,363
5.000%, 07/01/2027	150,000	182,402
5.000%, 07/01/2028	170,000	210,801
Mississippi Home Corp.:
4.000%, 12/01/2048 (Callable 06/01/2028)(Insured by GNMA)	420,000	458,956
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	900,000	977,187
Natchez-Adams School District,
5.000%, 02/01/2027	380,000	455,842
State of Mississippi:
5.000%, 10/15/2022	700,000	733,013
5.000%, 10/15/2023	585,000	638,405
5.000%, 10/15/2024	320,000	362,262
5.000%, 10/15/2025	205,000	239,559
5.000%, 10/15/2028 (Callable 10/15/2025)	1,255,000	1,452,909
5.000%, 12/01/2030 (Callable 12/01/2026)	100,000	121,279
West Rankin Utility Authority,
4.000%, 01/01/2027 (Callable 01/01/2025)(Insured by AGM)	380,000	419,918
Total Mississippi (Cost $17,616,932)		17,759,704	0.8%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	980,000	991,791
City of Berkeley MO,
3.000%, 05/01/2024 (Insured by BAM)	205,000	217,261
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	449,221
Grain Valley School District No. R-V,
5.000%, 03/01/2030 (Callable 03/01/2025)(Insured by ST AID)	500,000	573,327
Hanley Road Corridor Transportation Development District:
1.000%, 10/01/2027	780,000	779,020
1.625%, 10/01/2033 (Callable 10/01/2029)	700,000	700,720
2.000%, 10/01/2039 (Callable 10/01/2029)	750,000	753,862
Health & Educational Facilities Authority of the State of Missouri:
0.000%, 09/01/2022 (ETM)(Insured by NATL)	55,000	54,746
3.000%, 08/01/2023	140,000	146,324
5.000%, 09/01/2023	285,000	305,877
5.000%, 06/01/2024	235,000	264,282
5.000%, 09/01/2024	295,000	327,546
4.000%, 08/01/2025	150,000	167,744
Metropolitan Park and Recreation District,
5.000%, 12/30/2025 (Callable 12/30/2023)	1,000,000	1,102,544
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2037 (Callable 05/01/2025)	1,420,000	1,627,688
Missouri Housing Development Commission,
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	125,000	129,267
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	122,664
5.000%, 10/01/2027 (Insured by AGM)	100,000	119,152
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	230,000	239,692
Neosho R-V School District:
4.000%, 03/01/2022 (Insured by ST AID)	155,000	157,452
4.000%, 03/01/2023 (Insured by ST AID)	170,000	179,163
4.000%, 03/01/2024 (Insured by ST AID)	275,000	298,292
4.000%, 03/01/2025 (Insured by ST AID)	220,000	245,175
4.000%, 03/01/2026 (Insured by ST AID)	510,000	580,576
Riverview Gardens School District,
4.000%, 04/01/2022 (Insured by ST AID)	380,000	387,233
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	175,000	177,835
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	2,040,000	2,204,356
State of Missouri Health & Educational Facilities Authority:
5.000%, 02/01/2022	265,000	268,786
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	195,000	205,297
Trenton School District No. R-IX,
4.000%, 03/01/2022 (Insured by ST AID)	40,000	40,633
Total Missouri (Cost $13,668,686)		13,817,526	0.6%

Montana
City of Red Lodge MT:
2.000%, 07/01/2022 (Insured by BAM)	195,000	197,547
2.000%, 07/01/2023 (Insured by BAM)	270,000	277,624
Mizuho Floater/Residual Trust,
0.300%, 06/01/2034 (Optional Put Date 11/04/2021) (1)(3)	4,510,000	4,510,000
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	830,000	896,139
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	945,000	1,020,777
3.000%, 12/01/2051 (Callable 12/01/2030)	2,300,000	2,508,414
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	105,925
4.000%, 07/01/2025	155,000	170,156
5.000%, 07/01/2025	110,000	127,645
4.000%, 07/01/2026	330,000	368,333
Total Montana (Cost $10,118,611)		10,182,560	0.4%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2032 (Callable 09/01/2022)	350,000	364,767
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2028 (6)	600,000	657,381
3.000%, 12/01/2029 (6)	330,000	359,852
Public Power Generation Agency:
5.000%, 01/01/2029 (Callable 01/01/2025)	385,000	436,612
5.000%, 01/01/2031 (Callable 01/01/2025)	625,000	708,227
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026 (Pre-refunded to 05/30/2022)	115,000	118,630
Total Nebraska (Cost $2,639,190)		2,645,469	0.1%

Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	7,000,000	7,052,606
Clark County School District,
5.000%, 06/15/2023	585,000	632,449
County of Clark NV,
5.000%, 07/01/2025	490,000	571,572
Las Vegas Redevelopment Agency:
5.000%, 06/15/2023	250,000	268,811
3.000%, 06/15/2032 (Callable 06/15/2026)	790,000	834,548
Nevada Housing Division,
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	935,000	1,033,077
Total Nevada (Cost $10,289,033)		10,393,063	0.5%

New Hampshire
Hollis School District,
2.769%, 06/28/2027 (Callable 10/21/2021) (3)	1,770,801	1,814,829
New Hampshire Business Finance Authority:
4.000%, 01/01/2028 (Callable 01/01/2026)	285,000	319,542
4.000%, 01/01/2029 (Callable 01/01/2026)	300,000	334,645
New Hampshire Health and Education Facilities Authority,
3.150%, 04/01/2022 (Callable 11/01/2021) (3)	8,900,000	8,905,078
Total New Hampshire (Cost $11,392,481)		11,374,094	0.5%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2022 (3)	2,087,000	2,135,591
3.400%, 08/15/2023 (3)	2,171,000	2,273,246
3.400%, 08/15/2024 (3)	793,000	847,084
Borough of Wood-Ridge NJ,
1.000%, 09/01/2026	1,000,000	1,008,705
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	101,831
5.000%, 03/01/2024 (Insured by BAM)	300,000	331,441
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	492,207
City of New Brunswick NJ,
4.000%, 02/15/2029 (Callable 02/15/2026)(Insured by BAM)	1,295,000	1,466,623
City of Newark NJ:
1.250%, 07/25/2022	2,000,000	2,015,710
5.000%, 10/01/2022 (Insured by ST AID)	700,000	728,574
5.000%, 10/01/2025 (Insured by AGM)	370,000	428,863
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	514,419
4.000%, 07/15/2023 (Insured by AGM)	200,000	213,154
City of Union City NJ:
5.000%, 11/01/2021 (Insured by ST AID)	530,000	531,755
5.000%, 11/01/2022 (Insured by ST AID)	1,505,000	1,575,659
5.000%, 11/01/2023 (Insured by ST AID)	435,000	473,835
County of Hudson NJ,
7.000%, 12/01/2021 (Insured by NATL)	5,280,000	5,335,306
County of Union NJ,
3.500%, 03/01/2031 (Callable 03/01/2022)	1,050,000	1,061,883
Little Egg Harbor Board of Education,
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by AGM)	375,000	428,363
New Jersey Economic Development Authority:
5.250%, 12/15/2021 (Insured by NATL)	500,000	504,971
4.000%, 01/01/2022	660,000	664,660
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	24,924
5.000%, 07/15/2022	240,000	247,925
4.000%, 01/01/2023	50,000	51,770
5.000%, 06/15/2024	390,000	437,095
0.000%, 07/01/2024 (ETM)(Insured by NATL)	455,000	447,587
5.250%, 07/01/2025 (Insured by NATL)	380,000	445,117
1.300%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	20,000	20,283
5.000%, 03/01/2026 (Callable 03/01/2023)	1,310,000	1,394,597
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	447,579
5.000%, 06/15/2027 (Callable 06/15/2024)	1,090,000	1,218,385
5.000%, 03/01/2029 (Callable 03/01/2023)	500,000	531,328
3.125%, 07/01/2029 (Callable 07/01/2027)	935,000	950,940
5.000%, 03/01/2030 (Callable 03/01/2023)	810,000	860,466
4.000%, 07/01/2030 (Callable 11/01/2021)	500,000	501,462
5.000%, 03/01/2031 (Pre-refunded to 09/01/2022)	65,000	67,873
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022 (ETM)	150,000	155,413
New Jersey Health Care Facilities Financing Authority,
0.110%, 07/01/2038 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	7,450,000	7,450,000
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,070,000	1,112,299
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	710,000	797,030
4.750%, 10/01/2050 (Callable 04/01/2028)	1,265,000	1,427,711
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2021 (Insured by AGM)	255,000	257,666
5.000%, 12/15/2023	275,000	302,723
5.250%, 12/15/2023	360,000	398,446
5.000%, 06/15/2024	800,000	897,595
0.000%, 12/15/2024	520,000	507,683
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	102,944
5.000%, 12/15/2026	1,390,000	1,681,354
North Hudson Sewerage Authority,
0.000%, 08/01/2025 (ETM)(Insured by NATL)	25,000	24,082
Nutley School District,
4.000%, 07/15/2028 (Callable 07/15/2025)(Insured by AGM)	1,465,000	1,644,568
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)	5,555,000	6,237,293
Salem County Improvement Authority:
4.000%, 08/15/2022	265,000	272,840
4.000%, 08/15/2024	350,000	381,657
4.000%, 08/15/2026	475,000	537,346
South Jersey Transportation Authority,
5.000%, 11/01/2029 (Pre-refunded to 11/01/2022)	125,000	131,454
State of New Jersey:
5.000%, 06/01/2025	6,500,000	7,543,440
4.000%, 06/01/2030 (Callable 06/01/2023)	150,000	158,409
Tender Option Bond Trust,
0.120%, 07/01/2025 (Optional Put Date 10/07/2021) (1)(3)	600,000	600,000
Township of Little Falls NJ,
0.050%, 08/01/2025	650,000	627,704
Township of Maple Shade NJ,
4.000%, 02/15/2028 (Callable 02/15/2026)	100,000	112,242
Washington Township Municipal Utilities Authority:
0.000%, 12/15/2021 (Insured by NATL)	100,000	99,883
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,538
Total New Jersey (Cost $63,536,104)		64,267,531	2.9%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	200,000	200,000
Lea County Public School District No. 8:
4.000%, 09/15/2027 (Callable 09/15/2026)(Insured by ST AID)	515,000	590,846
4.000%, 09/15/2028 (Callable 09/15/2026)(Insured by ST AID)	500,000	570,956
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	85,000	87,770
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	30,000	32,304
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	225,000	245,043
4.250%, 07/01/2049 (Callable 01/01/2028)	85,000	94,297
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,755,000	1,928,531
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,455,000	2,724,093
Total New Mexico (Cost $6,281,746)		6,473,840	0.3%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,184,836
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	840,000	823,792
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 11/01/2021) (3)	950,977	965,015
City of New York NY:
5.000%, 08/01/2022	185,000	192,395
5.000%, 10/01/2022 (Pre-refunded to 10/01/2021)	190,000	190,000
5.000%, 08/01/2038 (Callable 08/01/2023)(Mandatory Tender Date 02/01/2024) (1)	6,150,000	6,632,018
0.120%, 04/01/2042 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	12,500,000	12,500,000
City of Plattsburgh NY,
5.000%, 06/15/2026 (Insured by AGM)	495,000	585,137
City of Poughkeepsie NY:
4.000%, 04/15/2024	280,000	301,301
4.000%, 04/15/2026	450,000	504,630
County of Nassau NY,
5.000%, 04/01/2026 (Pre-refunded to 04/01/2024)	13,660,000	15,245,292
County of Rockland NY,
5.000%, 03/01/2023 (Insured by AGM)	415,000	443,082
County of Suffolk NY:
5.000%, 05/01/2023	2,845,000	3,027,728
5.000%, 05/01/2027 (Callable 05/01/2024)	500,000	549,332
Geneva Development Corp.:
5.000%, 09/01/2023 (Pre-refunded to 09/01/2022)	450,000	469,718
5.000%, 09/01/2023 (ETM)	30,000	32,717
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	50,000	54,529
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/01/2023)	815,000	880,697
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 10/18/2021)(Mandatory Tender Date 12/31/2021) (1)	200,000	200,851
Huntington Local Development Corp.:
3.000%, 07/01/2025	1,130,000	1,168,454
4.000%, 07/01/2027	4,950,000	5,209,120
Long Island Power Authority:
0.808%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	5,560,000	5,578,103
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	2,250,000	2,314,083
Metropolitan Transportation Authority:
5.000%, 11/15/2021	1,075,000	1,080,839
4.000%, 02/01/2022	1,565,000	1,583,731
5.000%, 03/01/2022	445,000	453,639
5.000%, 05/15/2022	525,000	540,040
5.000%, 09/01/2022	3,250,000	3,387,030
5.000%, 11/15/2023	150,000	163,935
0.605%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	2,850,000	2,857,521
0.020%, 11/01/2031 (Optional Put Date 10/01/2021) (1)	8,600,000	8,600,000
5.000%, 11/15/2048 (Mandatory Tender Date 11/15/2022) (1)	1,050,000	1,102,655
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	241,296
2.750%, 05/01/2050 (Callable 12/01/2022)(Mandatory Tender Date 12/29/2023) (1)	300,000	308,405
2.100%, 11/01/2058 (Callable 02/01/2022)(Mandatory Tender Date 07/03/2023) (1)	330,000	331,882
0.700%, 11/01/2060 (Callable 05/01/2023)(Mandatory Tender Date 05/01/2025) (1)	5,090,000	5,099,726
New York City Transitional Finance Authority,
5.000%, 11/01/2032 (Callable 05/01/2027)	6,960,000	8,453,118
New York City Water & Sewer System:
5.000%, 06/15/2030 (Callable 12/15/2025)	3,655,000	4,307,299
0.020%, 06/15/2048 (Optional Put Date 10/01/2021) (1)	13,460,000	13,460,000
New York Liberty Development Corp.:
0.300%, 10/01/2035 (Optional Put Date 10/07/2021) (1)(3)	3,750,000	3,750,000
0.300%, 10/01/2035 (Optional Put Date 10/07/2021) (1)(3)	3,464,000	3,464,000
New York State Dormitory Authority:
5.000%, 12/15/2021	55,000	55,531
5.000%, 07/01/2028 (Callable 07/01/2025)	505,000	580,738
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	820,000	988,181
5.000%, 05/01/2048 (Callable 11/01/2025)(Mandatory Tender Date 05/01/2026) (1)	2,375,000	2,779,098
New York State Housing Finance Agency:
1.600%, 11/01/2024 (Callable 12/01/2021)	5,815,000	5,830,636
0.750%, 11/01/2025 (Callable 01/01/2022)	5,525,000	5,528,825
New York Transportation Development Corp.,
5.000%, 12/01/2027	900,000	1,095,139
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	715,000	775,364
St. Lawrence County Industrial Development Agency:
5.000%, 07/01/2025 (Callable 01/01/2023)	235,000	247,309
5.000%, 07/01/2026	315,000	374,727
5.000%, 07/01/2027 (Callable 01/01/2023)	315,000	330,921
5.000%, 07/01/2027 (Callable 07/01/2026)	175,000	206,922
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	125,000	130,317
4.000%, 10/01/2046 (Callable 04/01/2025)	240,000	255,847
Town of Oyster Bay NY:
3.000%, 02/01/2022	3,285,000	3,313,786
4.000%, 02/15/2026 (Insured by BAM)	95,000	108,128
Triborough Bridge & Tunnel Authority:
0.555%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 11/01/2021)(Mandatory Tender Date 11/15/2021) (2)	2,900,000	2,900,595
0.413%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,825,000	2,826,352
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	231,787
Total New York (Cost $145,795,823)		146,798,149	6.5%

North Carolina
Durham Housing Authority,
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	260,000	273,276
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	102,932
North Carolina Eastern Municipal Power Agency,
6.000%, 01/01/2022 (ETM)	155,000	157,197
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	275,000	299,589
4.000%, 01/01/2050 (Callable 07/01/2028)	1,940,000	2,139,737
4.000%, 07/01/2050 (Callable 07/01/2029)	2,995,000	3,335,221
North Carolina Medical Care Commission:
4.000%, 10/01/2027	600,000	704,811
4.000%, 06/01/2030 (Callable 06/01/2026)	250,000	281,411
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,867,273
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,343,193
University of North Carolina at Chapel Hill,
0.455%, 12/01/2041 (1 Month LIBOR USD + 0.400%)(Callable 03/09/2022)(Mandatory Tender Date 11/09/2022) (2)	5,000,000	5,009,261
Total North Carolina (Cost $15,271,364)		15,513,901	0.7%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	5,200,000	5,207,032
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	1,150,000	1,150,000
City of Horace ND:
3.000%, 05/01/2023	190,000	197,124
0.650%, 08/01/2023 (Callable 08/01/2022)	2,960,000	2,961,319
3.000%, 05/01/2025	250,000	268,447
3.000%, 05/01/2025	205,000	220,127
3.000%, 05/01/2026	345,000	374,294
3.000%, 05/01/2026	100,000	108,491
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	285,156
3.000%, 05/01/2028 (Callable 05/01/2027)	305,000	330,008
City of Mandan ND,
2.750%, 09/01/2041 (Callable 11/01/2021)	225,000	225,051
City of Watford City ND:
3.000%, 12/01/2021 (Insured by AGM)	2,080,000	2,087,504
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,902,017
City of West Fargo ND:
5.000%, 05/01/2022	200,000	205,444
4.000%, 05/01/2024	900,000	981,610
City of Williston ND,
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	795,761
County of Burleigh ND:
4.000%, 11/01/2021	1,000,000	1,002,358
2.750%, 02/01/2022 (Callable 10/21/2021)	10,000,000	10,003,039
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	400,000	416,358
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	360,000	370,836
County of McKenzie ND:
5.000%, 08/01/2022	1,000,000	1,032,855
5.000%, 08/01/2023	2,300,000	2,463,953
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	421,108
Jamestown Park District,
2.900%, 07/01/2035 (Callable 10/18/2021)	650,000	650,285
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	485,000	525,178
4.000%, 01/01/2051 (Callable 07/01/2029)	2,435,000	2,710,958
University of North Dakota,
5.000%, 06/01/2024 (Insured by AGM)	800,000	898,092
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 10/18/2021)	300,000	300,021
4.625%, 03/01/2026 (Callable 10/18/2021)	2,620,000	2,620,247
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,069,737
Total North Dakota (Cost $41,402,590)		41,784,410	1.9%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2028	535,000	668,343
Alliance City School District,
2.500%, 12/01/2022 (Insured by SD CRED PROG)	200,000	205,190
City of Akron OH:
4.000%, 12/01/2025 (6)	2,000,000	2,230,587
4.000%, 12/01/2027 (6)	3,540,000	4,079,630
City of Cleveland OH,
5.000%, 10/01/2031 (Callable 04/01/2028)	570,000	707,946
City of Huron OH,
3.125%, 12/01/2024	325,000	335,560
City of Lorain OH:
3.000%, 12/01/2021 (Insured by BAM)	110,000	110,466
3.000%, 12/01/2022 (Insured by BAM)	185,000	190,629
3.000%, 12/01/2023 (Insured by BAM)	185,000	195,048
3.000%, 12/01/2024 (Insured by BAM)	130,000	139,894
3.000%, 12/01/2025 (Insured by BAM)	135,000	145,146
3.000%, 12/01/2026 (Insured by BAM)	135,000	145,684
City of Middleburg Heights OH:
4.000%, 08/01/2025	165,000	184,879
5.000%, 08/01/2026	270,000	320,927
5.000%, 08/01/2027	280,000	339,892
City of Sandusky OH,
1.500%, 10/01/2021	30,000	30,000
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	365,911
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	261,187
City of Waterville OH,
1.000%, 12/01/2026	2,070,000	2,085,311
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	525,000	584,792
Columbus City Schools,
5.000%, 12/01/2030	780,000	928,954
County of Franklin OH:
5.000%, 05/15/2030 (Callable 05/15/2023)	270,000	289,977
0.480%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 11/01/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	500,029
County of Gallia OH,
8.000%, 07/01/2042 (Pre-refunded to 07/01/2022)	540,000	569,980
County of Holmes OH,
3.000%, 12/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	130,571
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,650,186
5.000%, 11/15/2025	2,500,000	2,912,132
5.000%, 11/15/2027	2,000,000	2,445,785
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2022	245,000	251,733
4.000%, 12/01/2023	310,000	331,750
4.000%, 12/01/2024	335,000	367,647
4.000%, 12/01/2025	335,000	374,901
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	139,849
4.000%, 12/01/2025 (Insured by BAM)	65,000	73,450
4.000%, 12/01/2026 (Insured by BAM)	100,000	115,024
Great Oaks Career Campuses Board of Education,
4.000%, 12/01/2022	400,000	417,649
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	159,591
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	52,069
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	164,989
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	144,023
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)	430,000	461,485
Ohio Air Quality Development Authority,
1.500%, 02/01/2026 (Mandatory Tender Date 11/04/2025) (1)	2,600,000	2,596,174
Ohio Higher Educational Facility Commission:
5.000%, 11/01/2023	580,000	633,042
5.000%, 05/01/2024	705,000	784,452
5.000%, 05/01/2024	415,000	461,770
5.000%, 03/01/2025	655,000	721,164
5.000%, 05/01/2025	595,000	684,992
5.000%, 05/01/2025	455,000	523,818
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	859,304
Ohio Housing Finance Agency:
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	90,000	96,760
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,900,000	2,114,120
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,270,395
Oregon City School District,
0.000%, 12/01/2021	245,000	244,899
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	5,705,000	5,708,665
3.125%, 11/15/2023	305,000	311,990
5.000%, 04/01/2026	175,000	207,615
5.000%, 04/01/2027	250,000	303,142
4.000%, 11/15/2028	770,000	853,652
State of Ohio,
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	26,705
Toledo OH,
5.000%, 12/01/2022	150,000	157,132
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	130,000	132,479
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	101,665
4.000%, 12/01/2024 (Insured by AGM)	100,000	109,844
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	399,771
Total Ohio (Cost $44,521,928)		45,112,346	2.0%

Oklahoma
Canadian County Educational Facilities Authority:
5.000%, 09/01/2027 (Callable 09/01/2026)	1,000,000	1,196,956
5.000%, 09/01/2028 (Callable 09/01/2026)	750,000	893,192
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	215,000	219,884
City of Midwest City OK,
3.000%, 06/01/2023	485,000	506,331
Custer County Economic Development Authority:
4.000%, 12/01/2021	415,000	417,386
4.000%, 12/01/2023	450,000	481,573
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	106,579
Grady County School Finance Authority:
5.000%, 12/01/2026	1,015,000	1,213,308
5.000%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,267,880
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2023	385,000	398,786
Muskogee Industrial Trust,
0.130%, 06/01/2027 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,605,000	2,605,000
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	394,520
Oklahoma Development Finance Authority:
4.000%, 08/01/2022	535,000	549,720
5.000%, 08/01/2023	485,000	522,604
2.600%, 03/01/2024	1,000,000	1,010,795
5.000%, 08/01/2024	585,000	651,132
5.000%, 08/15/2028 (Callable 08/15/2025)	500,000	576,607
0.140%, 08/15/2031 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	11,600,000	11,600,000
Oklahoma Municipal Power Authority,
0.440%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	140,000	139,995
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	803,590
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	275,757
5.000%, 03/01/2025	200,000	228,238
5.000%, 03/01/2026	435,000	511,109
5.000%, 03/01/2027	880,000	1,060,779
5.000%, 03/01/2030 (Callable 03/01/2028)	500,000	616,141
Texas County Development Authority,
4.000%, 12/01/2023	675,000	721,155
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	452,121
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	840,194
University of Oklahoma,
5.000%, 07/01/2029 (Callable 07/01/2026)	3,515,000	4,139,816
Total Oklahoma (Cost $34,196,039)		34,401,148	1.5%

Oregon
City of Portland OR,
4.500%, 05/01/2029 (Callable 05/01/2026)	3,875,000	4,538,341
Columbia County School District No. 502:
0.000%, 06/15/2027 (Insured by SCH BD GTY) (7)	540,000	642,942
0.000%, 06/15/2028 (Insured by SCH BD GTY) (7)	740,000	902,475
0.000%, 06/15/2029 (Insured by SCH BD GTY) (7)	835,000	1,040,601
County of Yamhill OR:
4.000%, 10/01/2022	500,000	516,746
4.000%, 10/01/2023	425,000	452,486
4.000%, 10/01/2024	425,000	464,199
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	103,577
Oregon State Facilities Authority,
5.000%, 10/01/2027 (Callable 10/01/2026)	700,000	836,695
State of Oregon,
4.000%, 12/01/2048 (Callable 12/01/2026)	655,000	704,828
State of Oregon Housing & Community Services Department:
3.500%, 07/01/2032 (Callable 10/01/2021)	1,485,000	1,485,000
3.875%, 01/01/2033 (Callable 07/01/2024)	285,000	300,742
3.500%, 07/01/2036 (Callable 01/01/2025)	70,000	73,224
4.500%, 01/01/2049 (Callable 07/01/2027)	1,200,000	1,304,552
4.500%, 07/01/2049 (Callable 07/01/2027)	320,000	349,998
Yamhill County Hospital Authority,
1.750%, 11/15/2026 (Callable 05/15/2022)	1,000,000	1,001,272
Total Oregon (Cost $14,697,074)		14,717,678	0.6%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 11/01/2021)(Insured by ST AID)	195,000	195,237
Albert Gallatin Area School District,
4.000%, 09/01/2027 (Insured by AGM)	1,130,000	1,309,241
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	254,232
Allegheny County Higher Education Building Authority,
5.000%, 03/01/2023 (Callable 11/01/2021)	250,000	250,875
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026 (Callable 10/15/2021)	65,000	65,079
Avon Grove School District,
5.000%, 11/15/2030	550,000	666,808
Blacklick Valley School District:
5.000%, 11/15/2021 (Insured by AGM)	170,000	170,924
5.000%, 11/15/2022 (Insured by AGM)	175,000	184,214
5.000%, 11/15/2023 (Insured by AGM)	190,000	208,742
5.000%, 11/15/2024 (Insured by AGM)	200,000	228,382
Borough of Economy PA:
2.000%, 12/15/2023 (Insured by BAM)	205,000	211,796
2.000%, 12/15/2024 (Insured by BAM)	215,000	224,648
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	273,780
4.000%, 09/01/2023 (Insured by AGM)	315,000	336,227
4.000%, 09/01/2024 (Insured by AGM)	100,000	109,993
Bucks County Industrial Development Authority,
5.000%, 07/01/2025	350,000	396,960
Butler County General Authority,
0.060%, 08/01/2031 (Callable 10/01/2021)(Optional Put Date 10/07/2021)(Insured by AGM) (1)	3,290,000	3,290,000
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by AGM)	100,000	106,838
4.000%, 09/01/2024 (Insured by AGM)	140,000	154,633
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	109,915
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by AGM)	150,000	164,916
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by AGM)	130,000	142,883
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by AGM)	165,000	181,332
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by AGM)	170,000	186,759
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by AGM)	175,000	191,682
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by AGM)	375,000	410,188
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	103,304
4.000%, 09/01/2023 (Insured by BAM)	155,000	165,445
4.000%, 09/01/2024 (Insured by BAM)	220,000	241,985
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	52,864
Central Bradford Progress Authority,
5.000%, 12/01/2026 (Pre-refunded to 12/01/2021)	415,000	418,178
Chester County Health and Education Facilities Authority,
7.000%, 11/01/2041 (Pre-refunded to 11/01/2023)	365,000	414,484
City of Altoona PA,
4.000%, 08/01/2027 (Insured by AGM)	110,000	127,962
City of Bradford PA:
2.500%, 11/01/2025 (Insured by AGM)	395,000	417,263
3.500%, 11/01/2028 (Callable 11/01/2025)(Insured by AGM)	385,000	421,024
City of Erie Higher Education Building Authority:
5.000%, 05/01/2025	160,000	182,009
5.000%, 05/01/2027	225,000	268,921
City of Oil City PA:
4.000%, 12/01/2025 (Insured by AGM)	180,000	203,558
4.000%, 12/01/2026 (Insured by AGM)	175,000	201,768
4.000%, 12/01/2027 (Insured by AGM)	200,000	233,895
4.000%, 12/01/2028 (Insured by AGM)	200,000	237,357
City of Pittston PA:
1.000%, 11/15/2022 (Insured by BAM)	100,000	100,808
4.000%, 11/15/2023 (Insured by BAM)	175,000	186,736
4.000%, 11/15/2024 (Insured by BAM)	265,000	289,236
4.000%, 11/15/2025 (Insured by BAM)	275,000	305,954
4.000%, 11/15/2026 (Callable 11/15/2025)(Insured by BAM)	240,000	265,487
4.000%, 11/15/2027 (Callable 11/15/2025)(Insured by BAM)	125,000	138,016
City of Wilkes-Barre PA:
4.000%, 11/15/2025 (Insured by BAM)	200,000	222,427
4.000%, 11/15/2026 (Insured by BAM)	595,000	672,716
4.000%, 11/15/2027 (Insured by BAM)	1,000,000	1,142,564
City of York PA,
5.000%, 11/15/2025	1,505,000	1,715,778
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	162,488
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	273,252
5.000%, 06/01/2023	225,000	242,683
Commonwealth of Pennsylvania,
3.750%, 10/01/2021	175,000	175,000
County of Allegheny PA,
0.634%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 11/01/2021)(Insured by AGM) (2)	940,000	942,944
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	124,350
4.000%, 11/01/2023 (Insured by BAM)	395,000	423,838
Crawford Central School District:
4.000%, 02/15/2022 (Insured by BAM)	275,000	278,766
4.000%, 02/15/2024 (Insured by BAM)	1,505,000	1,634,725
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,741,524
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	190,000	217,325
5.000%, 01/01/2029 (Callable 01/01/2025)	935,000	1,041,292
Delaware County Authority,
5.000%, 08/01/2031 (Callable 08/01/2025)	1,200,000	1,391,755
Delaware Valley Regional Finance Authority:
0.580%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	5,000,000	4,995,461
0.815%, 09/01/2048 (1 Month LIBOR USD + 0.760%)(Callable 09/01/2023)(Mandatory Tender Date 09/01/2024) (2)	2,000,000	2,003,790
0.935%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	2,000,000	2,015,150
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	479,748
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Pre-refunded to 07/01/2024)	1,730,000	1,947,777
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)(Insured by ST AID)	1,150,000	1,273,357
Elizabeth Forward School District,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	250,000	249,185
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to 12/01/2022)(Insured by AGM)	385,000	401,458
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2022 (Insured by BAM)	255,000	260,909
4.000%, 05/15/2023 (Insured by BAM)	460,000	487,180
4.000%, 05/15/2024 (Insured by BAM)	325,000	354,970
4.000%, 05/15/2025 (Insured by BAM)	255,000	286,104
Hamburg Area School District,
4.000%, 04/01/2024 (Insured by ST AID)	845,000	921,523
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	475,363
Lackawanna County Industrial Development Authority,
5.000%, 11/01/2021	450,000	451,546
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)	645,000	705,999
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	36,661
Lancaster Industrial Development Authority,
5.000%, 05/01/2022 (ETM)	45,000	46,246
Latrobe Industrial Development Authority:
5.000%, 03/01/2027	295,000	342,129
5.000%, 03/01/2028	115,000	135,103
5.000%, 03/01/2029	150,000	177,881
5.000%, 03/01/2030	125,000	149,290
Lehigh County Industrial Development Authority,
1.800%, 09/01/2029 (Mandatory Tender Date 09/01/2022) (1)	5,090,000	5,154,847
Lycoming County Authority:
2.000%, 11/01/2035 (Mandatory Tender Date 11/01/2022) (1)	1,000,000	1,000,000
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,313,683
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (7)	1,300,000	1,295,975
Montgomery County Industrial Development Authority:
4.000%, 12/01/2021	100,000	100,560
4.000%, 12/01/2022	90,000	93,606
4.000%, 12/01/2023	125,000	134,162
4.000%, 12/01/2024	200,000	221,141
4.000%, 12/01/2025	240,000	271,727
North Penn Water Authority,
0.610%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)	845,000	849,402
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	250,480
Northampton County General Purpose Authority:
5.000%, 10/01/2021	100,000	100,000
1.098%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,377
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	395,139
Old Forge School District,
4.000%, 05/01/2024 (Insured by AGM)	480,000	521,330
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)	400,000	463,738
Panther Valley School District:
4.000%, 10/15/2023 (Insured by BAM)	375,000	401,824
4.000%, 10/15/2024 (Insured by BAM)	410,000	452,244
4.000%, 10/15/2025 (Insured by BAM)	315,000	355,753
Pennsylvania Economic Development Financing Authority,
2.800%, 12/01/2033 (Mandatory Tender Date 12/01/2021) (1)	720,000	722,994
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	575,000	666,390
5.000%, 05/01/2026	595,000	709,044
Pennsylvania Housing Finance Agency:
5.000%, 04/01/2025	750,000	866,243
5.000%, 10/01/2025	375,000	439,487
5.000%, 04/01/2026	250,000	296,959
5.000%, 10/01/2026	325,000	391,657
5.000%, 04/01/2027	695,000	845,639
5.000%, 10/01/2027	175,000	214,792
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	155,176
4.000%, 10/01/2046 (Callable 04/01/2026)	115,000	123,513
4.000%, 10/01/2049 (Callable 10/01/2028)	5,125,000	5,521,323
Pennsylvania Turnpike Commission:
5.000%, 12/01/2022	50,000	52,766
0.000%, 12/01/2023	85,000	83,966
0.750%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	2,150,000	2,160,064
5.000%, 12/01/2028 (7)	450,000	541,819
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	480,966
Philadelphia Authority for Industrial Development,
5.000%, 10/01/2026	475,000	565,238
Pittsburgh School District,
5.000%, 09/01/2027 (Insured by ST AID)	420,000	521,050
Pittsburgh Water & Sewer Authority,
0.700%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	11,000,000	11,087,308
Pottsville Area School District:
1.000%, 05/15/2023 (Insured by BAM)	125,000	126,031
4.000%, 05/15/2024 (Insured by BAM)	200,000	217,351
4.000%, 05/15/2025 (Insured by BAM)	180,000	199,973
4.000%, 05/15/2026 (Insured by BAM)	185,000	209,089
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)	415,000	479,928
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	168,483
4.000%, 04/01/2023 (Insured by BAM)	565,000	594,957
5.000%, 04/01/2023 (Insured by BAM)	750,000	800,905
4.000%, 04/01/2024 (Insured by BAM)	615,000	665,893
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,494,675
Riverside School District:
1.000%, 10/15/2021 (Insured by BAM)	60,000	60,012
2.000%, 10/15/2022 (Insured by BAM)	415,000	421,825
4.000%, 10/15/2024 (Insured by BAM)	625,000	689,794
Salisbury Township School District,
4.000%, 10/15/2023 (Insured by BAM)	590,000	632,576
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,407
3.000%, 05/15/2024 (Insured by BAM)	25,000	26,569
Sayre Health Care Facilities Authority,
0.860%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 11/01/2021) (2)	200,000	200,470
School District of Philadelphia:
5.000%, 06/01/2024	535,000	595,859
5.000%, 09/01/2025 (Insured by ST AID)	135,000	157,693
5.000%, 09/01/2025 (Insured by ST AID)	500,000	584,260
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,200,754
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	110,531
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)	265,000	283,192
5.000%, 04/01/2024 (Insured by AGM)	230,000	254,407
5.000%, 04/01/2024 (Insured by AGM)	250,000	276,529
Scranton School District,
0.906%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	4,700,000	4,718,714
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023	35,000	38,201
5.000%, 11/01/2025	40,000	46,718
State Public School Building Authority:
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	1,090,000	1,328,655
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,860,345
Steel Valley School District:
3.000%, 11/01/2021 (Insured by BAM)	50,000	50,101
4.000%, 11/01/2022 (Insured by BAM)	190,000	197,411
4.000%, 11/01/2024 (Insured by BAM)	260,000	287,291
4.000%, 11/01/2024 (Insured by BAM)	50,000	55,248
4.000%, 11/01/2025 (Insured by BAM)	270,000	302,927
4.000%, 11/01/2025 (Insured by BAM)	50,000	56,098
4.000%, 11/01/2026 (Insured by BAM)	280,000	319,048
Township of Hampton PA,
5.900%, 02/01/2023	125,000	133,362
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	229,293
University of Pittsburgh-of the Commonwealth System of Higher Education,
0.410%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%)(Callable 08/15/2023) (2)	2,500,000	2,510,488
Westmoreland County Industrial Development Authority:
4.000%, 07/01/2023	375,000	397,785
4.000%, 07/01/2024	450,000	491,562
4.000%, 07/01/2025	550,000	615,761
4.000%, 07/01/2026	625,000	714,251
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)	220,000	217,719
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	45,285
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,430,766
Total Pennsylvania (Cost $114,361,739)		116,024,369	5.2%

Puerto Rico
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	25,800
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	225,000	239,805
6.000%, 08/01/2026 (ETM)(Insured by AGC)	470,000	587,975
Total Puerto Rico (Cost $811,033)		853,580	0.0%

Rhode Island
Rhode Island Health and Educational Building Corp.,
0.030%, 06/01/2035 (Optional Put Date 10/01/2021) (1)	2,840,000	2,840,000
Rhode Island Housing & Mortgage Finance Corp.:
0.450%, 10/01/2040 (Callable 04/01/2022)(Mandatory Tender Date 10/01/2023) (1)	3,250,000	3,250,583
3.500%, 10/01/2046 (Callable 04/01/2025)	20,000	20,568
3.750%, 10/01/2049 (Callable 04/01/2029)(Insured by GNMA)	2,155,000	2,367,538
State of Rhode Island,
5.000%, 11/01/2031 (Callable 11/01/2028)	1,585,000	1,998,801
Total Rhode Island (Cost $10,415,979)		10,477,490	0.5%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	309,615
5.000%, 09/01/2024 (Insured by BAM)	280,000	316,050
City of Myrtle Beach SC,
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,190,439
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	344,371
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,120,000	1,150,157
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,125,000	1,337,098
Patriots Energy Group Financing Agency,
0.915%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,500,000	1,514,776
Piedmont Municipal Power Agency:
5.375%, 01/01/2025 (ETM)(Insured by NATL)	225,000	258,138
5.000%, 01/01/2029 (Callable 01/01/2025)	1,000,000	1,126,509
5.000%, 01/01/2030 (6)	4,190,000	4,981,653
5.000%, 01/01/2032 (6)	2,000,000	2,365,548
SCAGO Educational Facilities Corp. for Pickens School District,
4.000%, 12/01/2031 (Callable 06/01/2025)	500,000	552,208
South Carolina Jobs-Economic Development Authority:
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	120,008
0.150%, 05/01/2048 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,075,000	2,075,000
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	125,000	134,799
4.000%, 07/01/2047 (Callable 01/01/2027)	480,000	515,666
4.500%, 07/01/2048 (Callable 07/01/2027)	415,000	456,100
4.000%, 01/01/2050 (Callable 07/01/2028)	2,200,000	2,455,307
4.000%, 07/01/2050 (Callable 07/01/2029)	1,930,000	2,159,880
3.000%, 01/01/2052 (Callable 07/01/2030)	2,000,000	2,185,807
South Carolina Transportation Infrastructure Bank:
0.507%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)	125,000	125,000
0.508%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (2)	12,450,000	12,450,000
Spartanburg Regional Health Services District:
5.000%, 04/15/2023 (Insured by AGM)	350,000	374,641
5.000%, 04/15/2024 (Callable 04/15/2022)	845,000	865,406
University of South Carolina,
5.000%, 05/01/2027	785,000	960,918
Total South Carolina (Cost $39,823,177)		40,325,094	1.8%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 11/01/2021)	255,000	255,340
City of Rapid City SD,
5.000%, 12/01/2025	310,000	358,267
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2025	100,000	106,820
3.000%, 09/01/2027	105,000	113,502
3.000%, 09/01/2028	200,000	215,878
South Dakota Housing Development Authority,
3.000%, 11/01/2051 (Callable 05/01/2030)(Insured by GNMA)	1,440,000	1,560,866
Total South Dakota (Cost $2,628,351)		2,610,673	0.1%

Tennessee
City of Cleveland TN,
5.000%, 12/01/2027	3,320,000	4,144,464
City of Jackson TN:
5.000%, 04/01/2024	250,000	278,241
5.000%, 04/01/2027 (Callable 04/01/2025)	665,000	764,325
City of Manchester TN,
2.000%, 08/01/2028	3,135,000	3,270,850
City of Morristown TN,
2.000%, 03/01/2029	2,015,000	2,130,307
City of Rockwood TN:
2.500%, 06/01/2026	565,000	604,976
2.500%, 06/01/2027	565,000	609,416
2.500%, 06/01/2028	545,000	589,363
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	186,688
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	359,101
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	75,000	76,660
5.000%, 11/15/2022	400,000	421,060
5.000%, 04/01/2024	190,000	210,462
Tennergy Corp.,
4.000%, 12/01/2051 (Callable 06/01/2028)(Mandatory Tender Date 09/01/2028) (1)	4,000,000	4,716,317
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	6,705,000	8,122,642
Tennessee Housing Development Agency:
3.050%, 07/01/2029 (Callable 07/01/2024)	115,000	118,646
3.600%, 01/01/2031 (Callable 01/01/2023)	1,240,000	1,265,908
3.850%, 07/01/2032 (Callable 01/01/2025)	1,135,000	1,185,933
4.000%, 07/01/2039 (Callable 01/01/2024)	565,000	590,137
4.200%, 07/01/2042 (Callable 01/01/2022)	275,000	276,624
4.000%, 01/01/2043 (Callable 07/01/2027)	605,000	656,968
3.800%, 07/01/2043 (Callable 01/01/2022)	200,000	201,235
4.000%, 01/01/2046 (Callable 01/01/2025)	20,000	21,285
3.750%, 01/01/2050 (Callable 01/01/2029)	2,035,000	2,251,303
3.000%, 01/01/2051 (Callable 01/01/2030)	4,915,000	5,317,545
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	298,690
Total Tennessee (Cost $38,271,804)		38,669,146	1.7%

Texas
Abilene Convention Center Hotel Development Corp.:
2.500%, 10/01/2031	1,000,000	987,439
3.750%, 10/01/2031 (3)	1,120,000	1,110,426
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	300,000	302,557
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	364,176
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	353,003
3.000%, 08/15/2024 (PSF Guaranteed)	150,000	160,876
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	535,000	605,991
4.000%, 08/15/2025 (PSF Guaranteed)	330,000	372,091
5.000%, 08/15/2025 (PSF Guaranteed)	50,000	58,428
4.000%, 02/15/2026 (PSF Guaranteed)	280,000	319,728
4.000%, 08/15/2026 (PSF Guaranteed)	345,000	396,445
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	226,554
4.000%, 02/15/2027 (PSF Guaranteed)	350,000	407,611
4.000%, 08/15/2027 (PSF Guaranteed)	360,000	420,823
4.000%, 02/15/2028 (PSF Guaranteed)	300,000	354,589
4.000%, 08/15/2028 (PSF Guaranteed)	370,000	438,906
4.000%, 08/15/2028 (PSF Guaranteed)	385,000	458,658
4.000%, 02/15/2029 (PSF Guaranteed)	285,000	341,827
Arlington Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,110,000	1,393,381
Austin Independent School District,
4.000%, 08/01/2032 (Callable 08/01/2026)	1,000,000	1,150,280
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	510,587
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	170,000	195,936
Boerne Public Facilities Corp.,
2.750%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	265,000	265,508
Boerne School District,
5.000%, 02/01/2028 (PSF Guaranteed)	1,520,000	1,907,369
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by AGM)	175,000	187,174
Brazoria County Municipal Utility District No. 19:
4.000%, 09/01/2024 (Insured by AGM)	280,000	307,981
4.000%, 09/01/2026 (Insured by AGM)	100,000	115,274
Brazosport Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,500,000	3,141,771
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	785,000	909,612
Burkburnett Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	1,480,000	1,697,224
Caney Creek Municipal Utility District:
5.000%, 03/01/2022	345,000	351,346
5.000%, 03/01/2023	365,000	387,879
5.000%, 03/01/2025	405,000	462,772
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 10/21/2021)(Mandatory Tender Date 09/01/2022) (1)	1,640,000	1,641,248
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	460,000	465,142
5.000%, 01/01/2027 (Callable 01/01/2026)	7,495,000	8,745,177
Central Texas Turnpike System:
5.000%, 08/15/2023	205,000	222,744
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	691,837
5.000%, 08/15/2027 (Callable 08/15/2024)	545,000	613,086
Channelview Independent School District,
4.000%, 08/15/2029 (PSF Guaranteed)	4,175,000	5,098,040
Cibolo Canyons Special Improvement District,
5.000%, 08/15/2022 (Insured by AGM)	365,000	379,621
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	77,410
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	742,274
City of Austin TX,
5.000%, 11/15/2032 (Callable 11/15/2026)	560,000	672,254
City of Brownsville TX,
5.000%, 09/01/2031 (Callable 09/01/2025)	830,000	962,888
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	630,000	697,702
City of Del Rio TX,
5.000%, 06/01/2027	520,000	634,315
City of Denton TX:
5.000%, 12/01/2028 (Callable 12/01/2026)	1,000,000	1,204,367
5.000%, 12/01/2033 (Callable 12/01/2026)	900,000	1,066,615
5.000%, 12/01/2034 (Callable 12/01/2026)	195,000	230,656
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	164,365
4.000%, 07/15/2023 (Insured by BAM)	50,000	53,030
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	229,117
3.000%, 08/01/2023 (Insured by BAM)	230,000	240,666
3.000%, 08/01/2024 (Insured by BAM)	240,000	256,561
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	88,787
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	1,028,370
0.000%, 12/01/2025 (ETM)(Insured by AGM)	500,000	487,698
City of Pearland TX,
5.000%, 03/01/2030 (Callable 03/01/2026)	2,180,000	2,575,919
City of San Antonio TX:
5.000%, 02/01/2031 (Callable 08/01/2026)	2,820,000	3,376,935
2.000%, 02/01/2033 (Callable 11/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	100,142
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,055,000	1,084,677
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)	150,000	186,204
City of Waxahachie TX,
4.000%, 08/01/2028 (Callable 08/01/2026)	845,000	973,285
City of Wilmer TX:
5.000%, 09/01/2026 (Insured by BAM)	410,000	491,435
5.000%, 09/01/2027 (Insured by BAM)	380,000	466,992
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	127,763
1.350%, 02/15/2032 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	2,450,000	2,470,655
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2027 (PSF Guaranteed)	1,870,000	2,311,303
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	700,000	790,463
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	319,864
2.000%, 09/15/2023 (Insured by BAM)	335,000	344,583
2.000%, 09/15/2024 (Insured by BAM)	350,000	362,767
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	106,485
County of Archer TX,
4.000%, 02/15/2024	350,000	380,082
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	855,000	1,026,358
County of El Paso TX,
5.000%, 02/15/2032 (Callable 08/15/2027)	885,000	1,082,165
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	780,540
County of Harris TX,
5.000%, 10/01/2028 (Pre-refunded to 10/01/2021)	135,000	135,000
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	272,169
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	435,000	446,063
County of Wise TX:
5.000%, 08/15/2025	500,000	574,587
5.000%, 08/15/2026	1,000,000	1,172,283
Cypress-Fairbanks Independent School District:
0.280%, 02/15/2040 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	2,700,000	2,688,568
0.280%, 02/15/2040 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	3,300,000	3,286,027
1.250%, 02/15/2040 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	575,000	579,951
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,223,547
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	290,000	340,583
Dallas Independent School District:
4.000%, 02/15/2029 (PSF Guaranteed)	5,575,000	6,761,080
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	45,000	45,788
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	305,000	310,377
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	770,000	783,574
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,265,000	1,548,806
Decatur Independent School District,
0.000%, 08/15/2027 (PSF Guaranteed)	925,000	873,778
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	287,623
Denton Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,705,000	1,780,795
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	1,000,000	1,143,658
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	143,799
Fort Bend County Levee Improvement District No. 6,
3.500%, 09/01/2028 (Callable 09/01/2024)(Insured by BAM)	340,000	366,707
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)	325,000	356,334
Fort Bend County Municipal Utility District No. 118:
2.000%, 09/01/2023 (Insured by AGM)	330,000	337,107
2.000%, 09/01/2024 (Insured by AGM)	350,000	364,285
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	357,939
Fort Bend County Municipal Utility District No. 134E,
4.500%, 09/01/2022 (Insured by BAM)	330,000	342,459
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	185,913
4.000%, 09/01/2023 (Insured by BAM)	190,000	202,804
4.000%, 09/01/2024 (Insured by BAM)	200,000	219,925
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	548,441
Fort Bend County Municipal Utility District No. 58:
2.000%, 04/01/2024 (Insured by BAM)	380,000	394,321
3.000%, 04/01/2024 (Insured by BAM)	605,000	642,769
3.500%, 04/01/2024 (Insured by AGM)	125,000	134,253
3.000%, 04/01/2026 (Insured by BAM)	860,000	939,307
3.000%, 04/01/2026 (Insured by BAM)	635,000	693,558
3.000%, 04/01/2027 (Insured by BAM)	410,000	452,994
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 11/01/2021)(Insured by AGM)	440,000	440,890
Fort Bend Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)	300,000	372,155
5.000%, 08/15/2028 (PSF Guaranteed)	250,000	317,532
0.875%, 08/01/2050 (Mandatory Tender Date 08/01/2025)(PSF Guaranteed) (1)	3,525,000	3,562,189
Fort Bend-Waller Counties Municipal Utility District No. 2,
4.250%, 04/01/2029 (Callable 04/01/2026)(Insured by AGM)	675,000	768,251
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	160,000	184,236
Frisco Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,710,000	3,403,769
Galveston Public Facility Corp.,
0.470%, 08/01/2025 (Mandatory Tender Date 08/01/2024) (1)	7,555,000	7,541,155
Garland Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,640,000	2,061,002
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 07/01/2049 (Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (1)	655,000	791,402
0.900%, 05/15/2050 (Callable 11/01/2021)(Mandatory Tender Date 05/15/2025) (1)	4,500,000	4,502,394
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	940,000	1,128,991
5.750%, 07/01/2027 (ETM)	4,055,000	4,740,669
Harris County Municipal Utility District No. 109,
4.000%, 10/01/2027 (Callable 11/01/2021)(Insured by BAM)	460,000	461,331
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 11/01/2021)(Insured by AGM)	350,000	350,702
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	103,391
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	476,644
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by AGM)	370,000	394,933
4.000%, 09/01/2024 (Insured by AGM)	235,000	258,412
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2025 (Insured by AGM)	330,000	372,209
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	238,849
Harris County Municipal Utility District No. 449:
3.000%, 09/01/2024 (Insured by AGM)	460,000	491,193
3.000%, 09/01/2025 (Insured by AGM)	470,000	508,986
3.000%, 09/01/2026 (Insured by AGM)	485,000	530,646
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	85,646
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	106,675
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	106,428
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	218,464
5.000%, 02/15/2027	1,500,000	1,772,651
5.000%, 02/15/2028	1,000,000	1,204,408
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	135,964
Irving Hospital Authority,
5.000%, 10/15/2023	150,000	163,822
Kaufman County Municipal Utility District No. 10,
4.500%, 03/01/2029 (Callable 03/01/2026)(Insured by BAM)	645,000	738,791
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	294,548
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	95,000	95,858
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	169,999	171,503
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	32,097
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	350,000	211,738
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	15,000	8,414
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	53,539
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	22,516
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	160,000	73,343
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,325,000	577,932
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,400,000	3,648,205
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	175,014
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	20,659
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	455,000	188,266
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	15,742
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	322,460
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,390,000	417,003
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	75,000	21,126
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	20,000	22,667
Longview Independent School District,
4.000%, 02/15/2032 (Callable 02/15/2026)(PSF Guaranteed)	1,590,000	1,807,511
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	140,000	144,129
4.750%, 01/01/2028 (ETM)(Insured by AGM)	310,000	353,305
5.000%, 05/15/2028 (Callable 05/15/2022)	545,000	560,936
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	120,328
Melissa Independent School District,
5.000%, 08/01/2027 (Callable 08/01/2026)(PSF Guaranteed)	560,000	675,019
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,700,000	1,767,273
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	591,202
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	205,247
3.000%, 10/01/2024 (Insured by BAM)	215,000	230,675
Montgomery County Municipal Utility District No. 119:
1.000%, 04/01/2024 (6)	500,000	503,115
1.000%, 04/01/2025 (6)	400,000	399,653
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	120,342
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	194,113
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	115,257
1.250%, 02/15/2050 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	4,400,000	4,497,648
New Hope Cultural Education Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 11/01/2021) (3)	40,000	40,075
4.000%, 06/15/2024	50,000	54,100
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	282,453
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	789,327
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	415,000	472,860
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,225,000	1,275,414
North Lamar Independent School District:
5.000%, 02/15/2026 (PSF Guaranteed)	450,000	535,080
5.000%, 02/15/2027 (PSF Guaranteed)	315,000	385,182
5.000%, 02/15/2028 (PSF Guaranteed)	210,000	262,727
5.000%, 02/15/2029 (PSF Guaranteed)	500,000	640,156
North Mission Glen Municipal Utility District,
3.000%, 09/01/2024 (Insured by AGM)	185,000	198,155
North Texas Education Finance Corp.,
5.250%, 12/01/2047 (Pre-refunded to 06/01/2022)	1,600,000	1,652,802
North Texas Tollway Authority,
5.000%, 01/01/2022	25,000	25,291
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	455,471
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 11/01/2021)(Insured by AGM)	100,000	96,052
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	114,622
1.750%, 06/01/2032 (Callable 10/21/2021)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,065,000	1,065,520
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,355,000	3,458,826
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	25,000
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2021 (Insured by AGM)	95,000	95,000
2.000%, 10/01/2022 (Insured by AGM)	105,000	106,674
2.000%, 10/01/2023 (Insured by AGM)	105,000	108,195
3.000%, 10/01/2024 (Insured by AGM)	110,000	118,020
3.000%, 10/01/2025 (Insured by AGM)	200,000	217,411
3.000%, 10/01/2027 (Callable 10/01/2026)(Insured by AGM)	225,000	246,148
Odessa Junior College District,
4.000%, 07/01/2029 (Pre-refunded to 07/01/2022)(Insured by AGM)	215,000	221,166
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021 (ETM)	210,000	211,574
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	149,508
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	152,169
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by AGM)	160,000	165,045
4.000%, 08/15/2023 (Insured by AGM)	130,000	138,713
4.000%, 08/15/2024 (Insured by AGM)	180,000	197,734
Port of Port Arthur Navigation District:
0.040%, 04/01/2040 (Optional Put Date 10/01/2021) (1)	19,300,000	19,300,000
0.040%, 04/01/2040 (Optional Put Date 10/01/2021) (1)	11,535,000	11,535,000
0.110%, 11/01/2040 (1)	10,000,000	10,000,000
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	122,097
Red River Education Finance Corp.:
3.000%, 06/01/2022	655,000	666,218
5.000%, 06/01/2022	880,000	906,630
Remington Municipal Utility District No. 1,
3.000%, 09/01/2022 (Insured by AGM)	100,000	102,407
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	995,992
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,259,368
San Antonio Water System,
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	645,000	645,831
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	110,796
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	112,435
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,000,000	1,111,126
Sienna Plantation:
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by AGM)	500,000	510,219
2.000%, 09/01/2028 (Callable 09/01/2025)(Insured by AGM)	315,000	320,430
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	395,227
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM)	250,000	287,215
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	106,921
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	156,080
3.000%, 10/01/2023 (Insured by AGM)	145,000	152,402
State of Texas:
4.000%, 08/01/2027 (Callable 08/01/2025)	2,250,000	2,539,240
5.000%, 10/01/2027 (Callable 10/01/2025)	1,210,000	1,425,416
4.000%, 08/01/2028 (Callable 08/01/2025)	1,250,000	1,409,676
1.850%, 08/01/2029 (1)	170,000	170,179
4.000%, 08/01/2029 (Callable 08/01/2025)	1,500,000	1,689,183
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2023	210,000	229,499
5.000%, 11/15/2024	275,000	312,099
5.000%, 10/01/2025 (Callable 10/01/2023)	2,110,000	2,302,642
2.250%, 11/15/2025	225,000	238,570
5.000%, 10/01/2027 (Callable 10/01/2023)	300,000	327,138
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	843,624
Tender Option Bond Trust:
0.130%, 01/01/2029 (Optional Put Date 10/07/2021) (1)(3)	5,875,000	5,875,000
0.090%, 03/01/2051 (Callable 03/01/2031)(Optional Put Date 10/07/2021) (1)(3)	3,050,000	3,050,000
Texas Department of Housing & Community Affairs,
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	590,000	656,818
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2021	120,000	121,181
1.528%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/01/2021) (2)	7,800,000	7,800,929
5.250%, 12/15/2026	725,000	881,497
6.250%, 12/15/2026	2,750,000	3,196,590
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2024	1,000,000	1,139,765
5.000%, 12/15/2025	2,125,000	2,497,488
Texas Municipal Gas Acquisition and Supply Corp. II,
0.948%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	24,000,000	24,323,964
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	950,000	1,090,146
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	590,000	651,794
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	950,000	950,000
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2022	450,000	456,884
4.000%, 08/15/2023	470,000	484,834
4.000%, 08/15/2024	185,000	193,560
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	198,797
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	298,085
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	202,380
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	55,933
4.000%, 12/01/2024 (Insured by BAM)	425,000	469,502
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	487,095
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	365,072
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	460,000	508,625
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	523,638
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	495,000	539,835
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	455,000	496,212
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	685,000	744,369
West Harris County Municipal Utility District No. 17,
3.000%, 09/01/2023 (Insured by AGM)	360,000	376,723
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	46,457
3.500%, 09/01/2023 (Insured by AGM)	125,000	131,942
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Pre-refunded to 02/15/2023)(PSF Guaranteed)	1,995,000	2,125,358
5.000%, 02/15/2027 (Pre-refunded to 02/15/2023)(PSF Guaranteed)	530,000	564,632
3.000%, 02/15/2028 (Callable 02/15/2023)(PSF Guaranteed)	450,000	464,099
3.000%, 02/15/2029 (Callable 02/15/2023)(PSF Guaranteed)	600,000	618,561
3.000%, 02/15/2030 (Callable 02/15/2023)(PSF Guaranteed)	715,000	736,722
3.000%, 02/15/2031 (Callable 02/15/2023)(PSF Guaranteed)	560,000	576,786
Total Texas (Cost $294,357,675)		295,988,547	13.2%

Utah
County of Utah UT:
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	410,000	454,184
0.020%, 05/15/2058 (Optional Put Date 10/01/2021) (1)	2,135,000	2,135,000
5.000%, 05/15/2060 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	100,000	112,907
University of Utah:
5.000%, 08/01/2025	450,000	527,079
5.000%, 08/01/2025	285,000	333,817
5.000%, 08/01/2026	380,000	458,852
5.000%, 08/01/2026	300,000	362,252
5.000%, 08/01/2027	500,000	620,304
5.000%, 08/01/2027	315,000	390,792
5.000%, 08/01/2028	350,000	444,687
5.000%, 08/01/2028	335,000	425,629
5.000%, 08/01/2029	350,000	454,278
5.000%, 08/01/2029	350,000	454,278
Utah Charter School Finance Authority:
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	254,606
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	112,609
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	170,120
4.000%, 04/15/2024 (Insured by UT CSCE)	100,000	107,738
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	264,563
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	397,894
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	153,325
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	176,029
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	480,000	501,465
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	45,000	48,061
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	192,118
4.000%, 10/15/2024	190,000	208,491
4.000%, 10/15/2025	100,000	112,048
Vineyard Redevelopment Agency:
5.000%, 05/01/2025 (Insured by AGM)	730,000	842,651
5.000%, 05/01/2026 (Insured by AGM)	740,000	878,897
5.000%, 05/01/2028 (Insured by AGM)	445,000	553,414
Total Utah (Cost $12,151,146)		12,148,088	0.5%

Vermont
Vermont Educational & Health Buildings Financing Agency:
5.000%, 12/01/2032 (Callable 06/01/2026)	1,120,000	1,324,867
5.000%, 12/01/2033 (Callable 06/01/2026)	2,445,000	2,888,560
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	45,000	48,092
4.000%, 11/01/2048 (Callable 05/01/2027)	1,100,000	1,185,341
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,380,000	2,667,834
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,485,000	1,635,764
Vermont Municipal Bond Bank,
5.000%, 12/01/2029 (Callable 12/01/2026)	500,000	606,362
Vermont Public Power Supply Authority:
5.000%, 07/01/2022	380,000	392,796
5.000%, 07/01/2025	520,000	599,863
5.000%, 07/01/2026	500,000	591,994
Winooski School District,
1.250%, 10/15/2021	6,000,000	6,001,055
Total Vermont (Cost $17,783,080)		17,942,528	0.8%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	1,170,000	1,195,098
County of Fairfax VA,
4.000%, 10/01/2026 (Insured by ST AID)	4,055,000	4,740,639
Hampton Roads Transportation Accountability Commission,
5.000%, 07/01/2026	5,000,000	6,028,100
Henry County Industrial Development Authority,
2.000%, 11/01/2023 (Callable 11/01/2021)	3,250,000	3,253,889
Virginia Housing Development Authority,
2.490%, 01/01/2022	1,000,000	1,005,222
Virginia Public Building Authority,
5.000%, 08/01/2028	8,300,000	10,564,333
Wise County Industrial Development Authority,
1.200%, 11/01/2040 (Mandatory Tender Date 05/31/2024) (1)	1,875,000	1,906,374
Total Virginia (Cost $28,712,258)		28,693,655	1.3%

Washington
Central Puget Sound Regional Transit Authority,
0.500%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,296
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	274,453
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	430,610
5.000%, 05/01/2026 (Insured by BAM)	410,000	487,566
City of Seattle WA:
0.300%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)	8,350,000	8,350,026
0.540%, 11/01/2046 (SIFMA Municipal Swap Index + 0.490%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	295,000	295,802
County of King WA,
0.875%, 01/01/2042 (Callable 04/01/2025)(Mandatory Tender Date 01/01/2026) (1)	450,000	450,613
King County Housing Authority:
4.000%, 01/01/2022	100,000	100,877
3.500%, 05/01/2022	350,000	356,349
5.000%, 11/01/2026	810,000	968,064
King County Public Hospital District No. 1,
5.000%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,478,744
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2022	635,000	641,769
5.000%, 01/01/2023	665,000	700,719
5.000%, 01/01/2024	1,020,000	1,114,617
5.000%, 01/01/2024	700,000	764,769
5.000%, 01/01/2025	735,000	829,852
Port of Seattle WA,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,115,000	1,316,425
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	703,494
Seattle Housing Authority:
1.250%, 06/01/2024 (Callable 12/01/2023)	1,750,000	1,764,521
1.000%, 06/01/2026 (Callable 06/01/2023)	2,000,000	1,996,931
Spokane Public Facilities District,
5.000%, 12/01/2028 (Pre-refunded to 06/01/2023)	550,000	593,684
State of Washington:
5.000%, 07/01/2024 (Callable 07/01/2022)(Insured by ST AID)	620,000	642,061
5.000%, 07/01/2024 (Callable 07/01/2022)	260,000	269,251
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 12/01/2021)	1,780,000	1,782,567
Washington Health Care Facilities Authority:
5.000%, 10/01/2030 (Callable 04/01/2025)	1,335,000	1,521,474
1.157%, 01/01/2042 (1 Month LIBOR USD + 1.100%)(Callable 01/01/2022)(Mandatory Tender Date 07/01/2022) (2)	500,000	500,706
5.000%, 10/01/2042 (1)	120,000	120,000
Total Washington (Cost $28,440,901)		28,556,240	1.3%

West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	35,000	36,153
Roane County Building Commission,
2.550%, 11/01/2021 (Callable 10/27/2021)	2,000,000	2,002,580
Total West Virginia (Cost $2,035,369)		2,038,733	0.1%

Wisconsin
Appleton Redevelopment Authority,
0.100%, 06/01/2036 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	7,200,000	7,200,000
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 11/01/2021)	110,000	110,131
City of Antigo WI,
2.000%, 06/01/2022	75,000	75,872
City of Kaukauna WI,
2.625%, 09/01/2024 (Callable 09/01/2022)	300,000	305,652
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 11/01/2021)	150,000	150,425
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	158,362
City of Menomonie WI,
3.000%, 12/01/2024	415,000	444,288
City of Milwaukee WI,
3.000%, 06/01/2030 (Callable 06/01/2026)	450,000	481,364
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	131,673
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 11/01/2021)	825,000	825,966
City of Waupun WI,
2.700%, 12/01/2024 (Callable 12/01/2021)	250,000	250,989
City of West Allis WI,
2.375%, 04/01/2023 (Callable 11/01/2021)	100,000	100,150
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	216,722
County of Dunn WI,
3.000%, 10/01/2026	1,170,000	1,300,543
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	90,249
Greendale School District,
2.700%, 03/01/2026 (Callable 03/01/2022)	500,000	504,173
Hilbert School District,
4.000%, 04/01/2027 (Pre-refunded to 04/01/2025)	250,000	281,176
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	694,053
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	172,303
Public Finance Authority:
4.000%, 10/01/2021	200,000	200,000
5.000%, 10/01/2022 (3)	2,000,000	2,076,313
5.000%, 06/15/2023	395,000	420,896
5.000%, 10/01/2023 (3)	2,000,000	2,149,539
5.000%, 10/01/2024 (3)	1,605,000	1,780,194
3.000%, 03/01/2026 (Callable 11/01/2021) (3)	2,250,000	2,251,949
5.000%, 10/01/2028 (3)	2,000,000	2,414,599
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	990,000	1,041,985
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,245,000	1,312,419
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 11/01/2021)	40,000	40,067
Southeast Wisconsin Professional Baseball Park District:
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	29,981
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	93,406
State of Wisconsin:
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	64,527
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	149,057
Tender Option Bond Trust:
0.250%, 11/01/2025 (Optional Put Date 10/07/2021) (1)(3)	1,300,000	1,300,000
0.250%, 11/01/2025 (Optional Put Date 10/07/2021) (1)(3)	2,214,000	2,214,000
0.130%, 06/01/2027 (Optional Put Date 10/07/2021) (1)(3)	2,000,000	2,000,000
0.250%, 04/01/2029 (Optional Put Date 10/07/2021) (1)(3)	2,184,000	2,184,000
0.210%, 07/01/2029 (Optional Put Date 10/07/2021) (1)(3)	795,000	795,000
Town of Delavan WI,
4.500%, 03/01/2024	130,000	142,962
Town of St. Joseph WI:
3.000%, 12/01/2023 (Insured by AGM)	450,000	474,440
3.000%, 12/01/2024 (Insured by AGM)	370,000	398,160
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 11/01/2021)	100,000	100,232
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	354,645
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 11/01/2021)	225,000	225,435
Whitewater Community Development Authority,
0.050%, 06/01/2042 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	3,055,000	3,055,000
Wisconsin Center District:
5.000%, 12/15/2022	715,000	756,134
5.250%, 12/15/2023 (ETM)(Insured by AGM)	35,000	36,716
5.250%, 12/15/2023 (Insured by AGM)	25,000	27,001
0.000%, 12/15/2024 (Insured by NATL)	100,000	97,476
5.000%, 12/15/2025	120,000	141,635
5.250%, 12/15/2027 (ETM)(Insured by AGM)	50,000	60,210
5.250%, 12/15/2027 (Insured by AGM)	850,000	1,016,370
Wisconsin Health & Educational Facilities Authority:
5.000%, 11/01/2021	110,000	110,260
5.875%, 02/15/2022 (Insured by BHAC)	60,000	61,219
5.000%, 03/01/2022	230,000	233,057
5.000%, 07/01/2022	185,000	191,441
4.000%, 09/15/2022	200,000	206,587
5.000%, 03/01/2023	300,000	313,473
5.000%, 06/01/2023 (Callable 06/01/2022)	415,000	427,935
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	154,868
5.000%, 12/01/2023	150,000	165,060
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	383,369
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	739,069
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,527,279
4.000%, 09/15/2025 (Callable 09/15/2023)	375,000	398,514
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	206,123
5.000%, 11/01/2025	245,000	272,707
5.000%, 02/15/2026 (Insured by AGM)	500,000	593,346
5.000%, 02/15/2026	1,000,000	1,182,901
3.000%, 08/15/2026 (Callable 08/15/2024)	1,085,000	1,156,182
2.250%, 11/01/2026 (Callable 11/01/2021)	1,250,000	1,250,254
5.000%, 10/01/2027 (Callable 10/01/2022)	135,000	141,082
5.000%, 11/15/2027 (Callable 11/15/2024)	680,000	775,361
5.000%, 08/15/2029 (Callable 08/15/2027)	720,000	884,450
5.000%, 09/15/2029 (Callable 09/15/2023)	1,365,000	1,464,527
5.000%, 11/01/2029 (Callable 11/01/2026)	500,000	574,005
5.000%, 12/15/2029 (Callable 12/15/2024)	130,000	148,036
5.000%, 09/15/2030 (Callable 09/15/2023)	500,000	535,554
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	190,000	207,314
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	560,000	602,746
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	575,000	650,027
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	3,100,000	3,693,289
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	5,300,000	5,966,152
0.600%, 08/15/2054 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/26/2022)(Mandatory Tender Date 07/26/2023) (2)	395,000	396,110
Wisconsin Housing & Economic Development Authority:
0.050%, 05/01/2042 (Callable 10/01/2021)(Optional Put Date 10/07/2021) (1)	2,000,000	2,000,000
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	210,000	224,152
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	310,000	334,153
1.600%, 11/01/2048 (Callable 11/01/2021)(Mandatory Tender Date 11/01/2022) (1)	430,000	430,418
4.250%, 03/01/2049 (Callable 09/01/2028)	765,000	852,870
3.000%, 03/01/2052 (Callable 09/01/2030)	2,665,000	2,900,815
Total Wisconsin (Cost $74,244,242)		75,253,144	3.4%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board:
5.000%, 06/15/2023	675,000	719,370
5.000%, 06/15/2024	735,000	809,515
5.000%, 06/15/2025	950,000	1,076,833
5.000%, 06/15/2026	340,000	393,771
4.000%, 06/15/2029 (Callable 06/15/2025)	1,540,000	1,711,811
4.000%, 06/15/2030 (Callable 06/15/2025)	1,400,000	1,550,359
County of Laramie WY,
4.000%, 05/01/2028	440,000	518,182
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	800,000	841,044
3.750%, 12/01/2049 (Callable 12/01/2028)	1,625,000	1,738,499
3.000%, 06/01/2050 (Callable 12/01/2030) (6)	5,355,000	5,785,848
Total Wyoming (Cost $15,137,883)		15,145,232	0.7%
Total Municipal Bonds (Cost $2,180,124,206)		2,199,262,489	98.0%

Closed-End Investment Companies	Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series B Preferred Shares,
0.250%, 03/01/2029 (1)	10,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.400%, 03/01/2029 (1)	12,000	12,000,000
Total Closed-End Investment Companies (Cost $22,000,000)		22,000,000	1.0%
Total Long-Term Investments (Cost $2,253,016,252)		2,272,276,641	101.3%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	10,981,464	10,981,464
Total Short-Term Investment (Cost $10,981,464)		10,981,464	0.5%
Total Investments (Cost $2,263,997,716)		2,283,258,105	101.8%
Liabilities in Excess of Other Assets		(41,126,942)	(1.8)%
TOTAL NET ASSETS		$2,242,131,163	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $147,791,401, which represented
6.59% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$51,014,152	$–	$51,014,152
Municipal Bonds	–	2,199,262,489	–	2,199,262,489
Closed-End Investment Companies	–	22,000,000	–	22,000,000
Total Long-Term Investments	–	2,272,276,641	–	2,272,276,641
Short-Term Investment
Money Market Mutual Fund	10,981,464	–	–	10,981,464
Total Short-Term Investment	10,981,464	–	–	10,981,464
Total Investments	$10,981,464	$2,272,276,641	$–	$2,283,258,105

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.